UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Smith Barney Municipal
Money Market Fund, Inc.

S E M I - A N N U A L

R E P O R T

SEPTEMBER 30, 2006

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Smith Barney Municipal Money Market Fund, Inc.

Semi-Annual Report • September 30, 2006

What’s Inside
	Letter from the Chairman	I
	Fund at a Glance	1
	Fund Expenses	2
	Schedule of Investments	4
	Statement of Assets and Liabilities	44
	Statement of Operations	45
	Statements of Changes in Net Assets	46
	Financial Highlights	47
	Notes to Financial Statements	48
Fund Objective The Fund seeks to provide income exempt from regular federal income tax* from a portfolio of high quality, short-term municipal obligations selected for liquidity and stability of principal.	Board Approval of Management and Subadvisory Agreements	55

* Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

“Smith Barney” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds and an investment manager. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy continued to expand, it weakened considerably as the reporting period progressed. After gross domestic product (“GDP”)[i] increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. The economy then took a step backwards in the second quarter of 2006, as GDP growth was 2.6% according to the U.S. Commerce Department. The advance estimate for third quarter GDP was 1.6%—the lowest growth rate since the first quarter of 2003.

After increasing the federal funds rateii to 5.25% in June — its 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii paused from raising rates at its August, September and October meetings. In its statement accompanying the October meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a cooling of the housing market. Going forward, the economy seems likely to expand at a moderate pace. Readings on core inflation have been elevated, and the high level of resource utilization has the potential to sustain inflation pressures. However, inflation pressures seem likely to moderate over time, reflecting reduced impetus from energy prices, contained inflation expectations, and the cumulative effects of monetary policy actions and other factors restraining aggregate demand.” The Fed’s next meeting is on December 12th and we believe further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short- and long-term yields declined over the reporting period. After peaking in late June — when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively — rates fell

Smith Barney Municipal Money Market Fund, Inc.	I

sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices, which rose to a record $78 a barrel in mid-July, fell 15% in the third quarter.iv Overall, during the six months ended September 30, 2006, two-year Treasury yields fell from 4.82% to 4.71%. Over the same period, 10-year Treasury yields declined from 4.86% to 4.64%. The same trend occurred in the overall municipal bond market.

The yields available from tax-free money market instruments fluctuated given the changes in short term interest rates over the six-month reporting period. Overall, during this period, there remained solid demand for shorter dated money market securities.

Performance Review

As of September 30, 2006, the seven-day current yield for Class A shares of the Smith Barney Municipal Money Market Fund was 3.17% and its seven-day effective yield, which reflects compounding, was 3.22%.[1]

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Smith Barney Municipal Money Market Fund Yields as of September 30, 2006 (unaudited)
Seven-day current yield[1]	3.17%
Seven-day effective yield[1]	3.22%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	Smith Barney Municipal Money Market Fund, Inc.

Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup Inc.’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Smith Barney Municipal Money Market Fund, Inc.	III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 27, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see the Fund’s prospectus for more information on these and other risks.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	Source: The Wall Street Journal, 9/29/06.

IV	Smith Barney Municipal Money Market Fund, Inc.

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Hospitals

Education

General Obligation

Transportation

Miscellaneous

Water and Sewer

Industrial Development

Housing: Multi-Family

Public Facilities

Utilities

Finance

Housing: Single-Family

Other

19.6%

14.2%

13.3%

10.0%

7.4%

5.9%

5.7%

4.2%

4.1%

4.0%

3.5%

3.2%

4.9%

0.0%

5.0%

10.0%

15.0%

20.0%

September 30, 2006

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2006 and held for the six months ended September 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	1.53%	$1,000.00	$1,015.30	0.51%	$2.58

(1)	For the six months ended September 30, 2006.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,022.51	0.51%	$2.59

(1)	For the six months ended September 30, 2006.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to Class A shares annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	3

Schedule of Investments (September 30, 2006) (unaudited)
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 100.6%
Alabama — 1.0%
$1,920,000	F-1+(a)	Auburn, AL, IDB, Donaldson Co. Project, LOC-Bank of America,
		3.840%, 10/5/06 (b)(c)	$1,920,000
		Birmingham, AL:
20,320,000	A-1+	Airport Authority Revenue, Refunding, Series A, FSA-Insured,
		SPA-Dexia Credit Local, 3.750%, 10/5/06 (c)	20,320,000
10,000,000	VMIG1(d)	Medical Clinic Board, University of Alabama Health Services
		Foundation, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	10,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project, Series 1998,
		LOC-Harris Bank, 3.850%, 10/5/06 (b)(c)	6,000,000
3,910,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle
		Bank, 3.750%, 10/5/06 (c)	3,910,000
20,385,000	A-1+	Jefferson County, AL, Sewer Revenue, Capital Improvement
		Warrants, Series A, FGIC-Insured, SPA-JPMorgan Chase,
		3.780%, 10/5/06 (c)	20,385,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan
		Chase, 3.850%, 10/4/06 (b)(c)	10,000,000

		Total Alabama	72,535,000

Alaska — 0.1%
6,355,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB,
		LIQ-Bank of America, 3.890%, 10/5/06 (c)	6,355,000

Arizona — 0.6%
1,450,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue,
		Northern Arizona Healthcare, Series B, MBIA-Insured,
		LIQ-JPMorgan Chase, 3.740%, 10/5/06 (c)	1,450,000
6,100,000	A-1+	McAllister Academic Village Revenue, Arizona State University
		Project, Series A, AMBAC-Insured, SPA-State Street Bank & Trust,
		3.750%, 10/4/06 (c)	6,100,000
		Phoenix, AZ, IDA, Revenue:
6,200,000	VMIG1(d)	Desert Botanical Garden Project, LOC-JPMorgan Chase,
		3.850%, 10/4/06 (c)	6,200,000
6,225,000	A-1+	Valley of The Sun YMCA Project, LOC-Bank of America,
		3.850%, 10/2/06 (c)	6,225,000
22,700,000	F-1+(a)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project,
		Series C, LOC-LaSalle Bank, 3.750%, 10/5/06 (c)	22,700,000

		Total Arizona	42,675,000

California — 0.2%
12,000,000	NR	California State, GO, TECP, SPA-Bank of Nova Scotia, KBC Bank,
		Lloyds Bank PLC, Royal Bank of Scotland, Societe Generale,
		National Australia Bank, 3.520% due 10/5/06	12,000,000

See Notes to Financial Statements.
4	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 3.0%
$8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	$8,990,000
3,800,000	A-1+	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Local,
		3.650%, 10/2/06 (c)	3,800,000
		Colorado Educational & Cultural Facilities Authority Revenue:
455,000	VMIG1(d)	National Jewish Federal Bond Program, LOC-Bank of America,
		3.890%, 10/2/06 (c)	455,000
2,950,000	A-1+	National Jewish Federal Building Project, Series C-2, LOC-U.S.
		Bank N.A., 3.900%, 10/2/06 (c)	2,950,000
485,000	VMIG1(d)	National Jewish Federation Bond Program, Series A1, LOC-Bank
		of America, 3.890%, 10/2/06 (c)	485,000
2,265,000	VMIG1(d)	National Jewish Foundation Building, Series A-5, LOC-Bank of
		America, 3.890%, 10/2/06 (c)	2,265,000
5,700,000	VMIG1(d)	Refunding, National Jewish Federal Building, Series D-1,
		LOC-JPMorgan Chase, 3.890%, 10/2/06 (c)	5,700,000
		Colorado Health Facilities Authority Revenue:
9,430,000	A-1	Bethesda Living Center Projects, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	9,430,000
		Catholic Health:
30,205,000	A-1+	Series B-1, SPA-Bayerische Landesbank, 3.750%, 10/4/06 (c)	30,205,000
18,400,000	A-1+	Series B-3, SPA-Landesbank Hessen-Thuringen,
		3.780%, 10/4/06 (c)	18,400,000
3,700,000	A-1+	Colorado HFA, MFH, Series B-3, Class 1, SPA-FHLB,
		3.830%, 10/4/06 (b)(c)	3,700,000
3,150,000	A-1+	Colorado Springs, CO, The Colorado College, 3.740%, 10/5/06 (c)	3,150,000
70,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	70,372,142
4,275,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee,
		MBIA-Insured, LIQ-Dexia Credit Local, 3.770%, 10/4/06 (c)	4,275,000
4,365,000	VMIG1(d)	Erie, CO, COP, LOC-Keybank N.A., 3.800%, 10/4/06 (c)	4,365,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP,
		LOC-Westdeutsche Landesbank:
12,500,000	A-1+	3.570% due 10/2/06	12,500,000
7,500,000	A-1+	3.520% due 10/5/06	7,500,000
10,000,000	A-1+	3.550% due 2/2/07	10,000,000
24,500,000	A-1+	3.550% due 3/2/07	24,500,000

		Total Colorado	223,042,142

Connecticut — 0.8%
15,000,000	NR	Connecticut State Health & Education, 3.520% due 12/6/06	15,000,000
39,000,000	A-1+	Connecticut State HFA, Housing Mortgage Finance, Subordinated
		Series B-2, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.740%, 10/5/06 (c)	39,000,000
6,100,000	NR	New Haven, CT, GO, 3.500% due 11/7/06	6,100,000

		Total Connecticut	60,100,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	5

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Delaware — 0.4%
$1,400,000	A-1+	Delaware State EDA, St. Andrews School Project, SPA-Bank of
		America, 3.740%, 10/5/06 (c)	$1,400,000
7,000,000	NR	Sussex County, DE, Perdue Farms Inc. Project, LOC-Rabobank
		Nederland, 3.850%, 10/5/06 (b)(c)	7,000,000
16,500,000	A-1+	University of Delaware, Series A, LIQ-Bank of America,
		3.780%, 10/4/06 (c)	16,500,000
4,725,000	A-1+	Wilmington, DE, GO, Series B, FGIC-Insured, SPA-Bank of America,
		3.770%, 10/5/06 (c)	4,725,000

		Total Delaware	29,625,000

District of Columbia — 1.2%
		District of Columbia Revenue:
13,000,000	VMIG1(d)	American College of Cardiology, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	13,000,000
4,000,000	VMIG1(d)	American Geophysical Union, Series 1993, LOC-Bank of America,
		3.740%, 10/5/06 (c)	4,000,000
20,835,000	A-1+	GO, Series C, FGIC-Insured, 3.770%, 10/4/06 (c)	20,835,000
8,000,000	VMIG1(d)	Hospital for Sick Children, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	8,000,000
13,170,000	VMIG1(d)	National Public Radio Inc., LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	13,170,000
13,100,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	13,100,000
6,470,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 3.750%, 10/5/06 (c)	6,470,000
5,000,000	A-1+	Metropolitan Washington Airports Authority, Series 2005-A,
		3.620% due 11/1/06	5,000,000
4,230,000	A-1+	Metropolitan Washington DC Airports Authority, Series C,
		FSA-Insured, SPA-Dexia Credit Local, 3.800%, 10/4/06 (b)(c)	4,230,000

		Total District of Columbia	87,805,000

Florida — 7.1%
		Broward County, FL:
1,000,000	VMIG1(d)	HFA, MFH, Sawgrass Pines Apartments Project, Series A,
		LOC-Bank of America, 3.800%, 10/5/06 (b)(c)	1,000,000
4,970,000	A-1	School Board COP, MSTC, Series 9033, FSA-Insured, PART,
		LIQ-Bear Stearns, 3.790%, 10/4/06 (c)(e)	4,970,000
2,400,000	A-1+	Dade County, FL, IDA Revenue, Dolphins Stadium Project, Series C,
		LOC-Societe Generale, 3.750%, 10/4/06 (c)	2,400,000
		Duval County, FL:
4,500,000	A-1+	HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC,
		3.740%, 10/5/06 (c)	4,500,000
18,705,000	A-1+	MFH, Lighthouse Bay Apartments, LIQ-FHLMC,
		3.740%, 10/5/06 (c)	18,705,000
17,840,000	VMIG1(d)	Florida Housing Finance Corp. Multi-Family Revenue, Northbridge
		Apartments, Series V-1, LOC-Bank of America,
		3.750%, 10/4/06 (b)(c)	17,840,000

See Notes to Financial Statements.
6	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 7.1% (continued)
		Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank:
$10,000,000	NR	3.520% due 10/24/06	$10,000,000
9,864,000	NR	3.600% due 11/7/06	9,864,000
600,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, SPA-SunTrust
		Bank, 3.830%, 10/2/06 (c)	600,000
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health System:
		Series A:
16,700,000	A-1+	FGIC-Insured, SPA-JPMorgan Chase, 3.750%, 10/5/06 (c)	16,700,000
		LOC-SunTrust Bank:
24,135,000	A-1+	3.750%, 10/5/06 (c)	24,135,000
19,875,000	A-1+	3.780%, 10/5/06 (c)	19,875,000
35,500,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia,
		3.750%, 10/5/06 (c)	35,500,000
		Refunding, Hospital Adventist Health:
20,000,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local,
		3.750%, 10/5/06 (c)	20,000,000
6,335,000	A-1+	Series B, FGIC-Insured, SPA-Dexia Credit Local,
		3.750%, 10/5/06 (c)	6,335,000
		Hillsborough County, FL:
2,480,000	A-1+	Petroleum Packers Project, LOC-Bank of America,
		3.810%, 10/4/06 (b)(c)	2,480,000
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032,
		AMBAC-Insured, PART, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	11,930,000
		Jacksonville, FL:
9,350,000	VMIG1(d)	Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured,
		SPA-LaSalle Bank, 3.780%, 10/5/06 (c)	9,350,000
17,495,000	A-1+	Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-
		Wurttemberg, 3.520% due 12/8/06	17,495,000
31,966,000	NR	Series C, 3.550% due 12/7/06	31,966,000
		Lee County, FL, IDA:
10,000,000	VMIG1(d)	Educational Facilities Revenue, Canterbury School Inc. Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	10,000,000
13,665,000	A-1+	Health Care Facilities Revenue, Shell Point Village Project,
		Series B, LOC-Bank of America, 3.750%, 10/4/06 (c)	13,665,000
		Miami Dade, FL:
5,000,000	A-1+	Airis Miami LLC Project, Series A, AMBAC-Insured,
		LIQ-Bayerische Landesbank, 3.800%, 10/5/06 (b)(c)	5,000,000
6,075,000	NR	IDA, HFA, Lawson Industries Inc. Project, Series 1999,
		LOC-Bank of America, 3.840%, 10/5/06 (b)(c)	6,075,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	7

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 7.1% (continued)
		Miami-Dade County, FL:
$1,180,000	A-1+	EFA Revenue, Florida International University Foundation Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	$1,180,000
5,145,000	Aa2(d)	IDA Revenue, Carrollton School Project, LOC-SunTrust Bank,
		3.740%, 10/4/06 (c)	5,145,000
26,700,000	A-1+	Water & Sewer Revenue, Refunding, FSA-Insured, SPA-JPMorgan
		Chase, 3.740%, 10/5/06 (c)	26,700,000
		Orange County, FL:
28,000,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System,
		LOC-SunTrust Bank, 3.750%, 10/5/06 (c)	28,000,000
2,000,000	A-1+	IDA, Blood and Tissue Services, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	2,000,000
46,560,000	A-1	Pasco County, FL, School Board COP, AMBAC-Insured,
		SPA-Landesbank Hessen-Thuringen, 3.740%, 10/5/06 (c)	46,560,000
		Pinellas County, FL, Health Facilities Authority Revenue, Refunding,
		Health Systems Baycare:
52,815,000	VMIG1(d)	Series B-1, FSA-Insured, SPA-Morgan Stanley,
		3.730%, 10/5/06 (c)	52,815,000
52,700,000	VMIG1(d)	Series B-2, FSA-Insured, SPA-Morgan Stanley,
		3.740%, 10/5/06 (c)	52,700,000
100,000	A-1+	St. Johns County, FL, HFA, Remington, FNMA-Collateralized,
		3.770%, 10/4/06 (c)	100,000
3,395,000	Aa2(d)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center,
		Series B, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	3,395,000
6,000,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-SunTrust Bank,
		3.750%, 10/5/06 (c)	6,000,000

		Total Florida	524,980,000

Georgia — 8.0%
13,000,000	VMIG1(d)	Athens-Clarke County, GA, Unified Government Development
		Authority Revenue, Piedmont College Inc. Project, LOC-SunTrust
		Bank, 3.750%, 10/4/06 (c)	13,000,000
		Atlanta, GA, Airport Authority:
8,000,000	VMIG1(d)	MERLOT, Series CCC, PART, FGIC Insured, LIQ-Wachovia Bank,
		3.830%, 10/4/06 (b)(c)	8,000,000
9,995,000	A-1	MSTC, Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns,
		3.810%, 10/4/06 (b)(c)(e)	9,995,000
		Atlanta, GA, Airport Revenue:
		Refunding:
1,740,000	A-1+	General Series, MBIA-Insured, SPA-Landesbank Baden-
		Wurttemberg, 3.740%, 10/5/06 (c)	1,740,000
11,985,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.740%, 10/5/06 (c)	11,985,000
17,200,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.780%, 10/5/06 (c)	17,200,000
43,310,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank,
		3.730%, 10/5/06 (c)	43,310,000

See Notes to Financial Statements.
8	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 8.0% (continued)
$7,600,000	Aa2(d)	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	$7,600,000
42,850,000	A-1+	Burke County, GA, Development Authority, PCR, Oglethorpe
		Power Corp., Series A, FGIC-Insured, SPA-Dexia Credit Local,
		3.780%, 10/4/06 (c)	42,850,000
2,900,000	Aa2(d)	Carrollton, GA, IDR, Holox Limited Project, LOC-Wachovia Bank,
		3.850%, 10/5/06 (b)(c)	2,900,000
16,285,000	A-1+	City of Atlanta, GA, Apartment Revenue, Refunding, Series RF C-2,
		MBIA-Insured, SPA-Wachovia Bank, 3.730%, 10/5/06 (c)	16,285,000
11,395,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern
		Regional Medical Center Project, Series B, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	11,395,000
		Cobb County, GA:
7,000,000	VMIG1(d)	Boy Scouts of America Atlanta Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	7,000,000
500,000	Aa2(d)	IDR, RLR Industries Inc. Project, LOC-Wachovia Bank, 3.850%,
		10/5/06 (b)(c)	500,000
		De Kalb County, GA:
9,000,000	VMIG1(d)	Development Authority Revenue, Oglethorpe University Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	9,000,000
13,550,000	VMIG1(d)	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	13,550,000
7,600,000	VMIG1(d)	Floyd County, GA, Development Authority Revenue, Berry College
		Project, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	7,600,000
		Forsythe County, GA:
14,160,000	VMIG1(d)	Development Authority Revenue, Atlanta YMCA Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	14,160,000
19,920,000	A-1+	Water and Sewer Authority, Series B, SPA-Dexia Credit Local,
		3.730%, 10/5/06 (c)	19,920,000
		Fulton County, GA, Development Authority Revenue:
6,710,000	VMIG1(d)	Atlanta YMCA Project, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	6,710,000
1,200,000	VMIG1(d)	DFA, Spellman College Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	1,200,000
3,000,000	VMIG1(d)	Doris & Weber School Project, LOC-Branch Banking & Trust,
		3.780%, 10/5/06 (c)	3,000,000
3,680,000	Aa2(d)	Holy Innocents School Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	3,680,000
3,300,000	Aa2(d)	Lovett School Project, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	3,300,000
7,600,000	A-1+	Residential Care Facilities, Lenbrook Square Foundation,
		LOC-Bank of Scotland, 3.900%, 10/2/06 (c)	7,600,000
		Robert W. Woodruff Arts Center Project:
5,015,000	VMIG1(d)	Series A, LIQ-Wachovia Bank, 3.750%, 10/4/06 (c)	5,015,000
33,800,000	VMIG1(d)	Series B, LIQ-SunTrust Bank, 3.750%, 10/4/06 (c)	33,800,000
900,000	A-1+	Sheltering Arms Project, LOC-Bank of America,
		3.740%, 10/5/06 (c)	900,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	9

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 8.0% (continued)
$12,000,000	VMIG1(d)	Shepherd Center Inc. Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	$12,000,000
5,750,000	VMIG1(d)	Spellman College Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	5,750,000
4,600,000	VMIG1(d)	Trinity School Inc. Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	4,600,000
7,400,000	Aa2(d)	Woodward Academy Inc. Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	7,400,000
		Georgia Municipal Gas Authority Agency Project:
570,000	A-1+	Series A, LOC-Bayerische Landesbank, JPMorgan Chase,
		Landesbank Hessen-Thuringen, & Wachovia Bank,
		3.800%, 10/4/06 (c)	570,000
4,045,000	A-1+	Series C, LOC-Bank of America, Bayerische Landesbank,
		JPMorgan Chase, Landesbank Hessen-Thuringen,
		Wachovia Bank, 3.800%, 10/4/06 (c)	4,045,000
		Georgia State Ports Authority Revenue:
2,000,000	NR	Colonels Island Terminal Project, LOC-Wachovia Bank,
		3.850%, 10/5/06 (b)(c)	2,000,000
10,000,000	A-1+	Garden City Terminal Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	10,000,000
8,520,000	F-1+(a)	Georgia, Medical Center Hospital Authority, Revenue Spring Harbor
		at Green Island, LOC-Bank of Scotland, 3.750%, 10/5/06 (c)	8,520,000
		Gwinnett County, GA:
		Development Authority:
5,500,000	VMIG1(d)	Greater Atlanta Christian School, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	5,500,000
		Wesleyan School Inc. Project, LOC-SunTrust Bank:
14,500,000	VMIG1(d)	3.750%, 10/4/06 (c)	14,500,000
11,700,000	Aa2(d)	3.750%, 10/4/06 (c)	11,700,000
		Hospital Authority Revenue, Gwinnett Hospital System Inc.
		Project:
1,000,000	A-1+	FNMA, 3.770%, 10/4/06 (c)	1,000,000
14,150,000	A-1+	LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	14,150,000
1,400,000	Aa2(d)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia
		Bank, 3.850%, 10/5/06 (b)(c)	1,400,000
		Macon-Bibb County, GA, Hospital Authority:
290,000	VMIG1(d)	Medical Center Central Georgia, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	290,000
15,050,000	VMIG1(d)	RAN, Medical Center of Central Georgia, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	15,050,000
		Metropolitan Atlanta Rapid Transit Authority:
5,000,000	A-1+	GA, Sales Tax Revenue, Series B, LOC-Bayerische Landesbank &
		Westdeutsche Landesbank, 3.760%, 10/4/06 (c)	5,000,000
10,000,000	A-1+	TECP, LOC-Dexia Credit Local, 3.500% due 11/1/06	10,000,000

See Notes to Financial Statements.
10	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 8.0% (continued)
		Municipal Electric Authority of Georgia:
$4,715,000	A-1+	MSTC, Series SGA-1, PART, MBIA-Insured, LIQ-Societe Generale,
		3.790%, 10/4/06 (c)	$4,715,000
		Project One:
6,400,000	A-1+	Subordinated Series D, FSA-Insured, SPA-Dexia Credit Local,
		3.760%, 10/4/06 (c)	6,400,000
20,995,000	A-1	Subordinated Series E, FSA-Insured, 3.770%, 10/4/06 (c)	20,995,000
7,475,000	A-1	Series B, MBIA-Insured, LOC-Bayerische Landesbank, Wachovia
		Bank, Westdeutsche Landesbank, 3.770%, 10/4/06 (c)	7,475,000
30,435,000	A-1+	Private Colleges & Universities Authority, GA, Revenue, Emory
		University, Series SG-146 PART, LIQ-Societe Generale,
		3.770%, 10/5/06 (c)(e)	30,435,000
14,500,000	VMIG1(d)	Rabun County, GA, Development Authority Revenue, Nocoochee
		School Project, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	14,500,000
21,400,000	VMIG1(d)	Richmond County Hospital Authority, University Health Services Inc.
		Project, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	21,400,000
5,200,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on the
		Hill Project, LOC-Wachovia Bank, 3.750%, 10/5/06 (c)	5,200,000
14,200,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon
		Project, FNMA-Collateralized, 3.740%, 10/4/06 (c)	14,200,000
4,480,000	Aa3(d)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc.,
		LOC-Wachovia Bank, 3.800%, 10/4/06 (b)(c)	4,480,000
5,500,000	Aa2(d)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project,
		LOC-Wachovia Bank, 3.780%, 10/5/06 (b)(c)	5,500,000

		Total Georgia	591,970,000

Hawaii — 0.3%
		Hawaii State Airport System, PART:
10,845,000	A-1	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear
		Stearns, 3.790%, 10/4/06 (c)(e)	10,845,000
10,225,000	A-1	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear
		Stearns, 3.810%, 10/4/06 (b)(c)(e)	10,225,000

		Total Hawaii	21,070,000

Idaho — 0.1%
4,760,000	VMIG1(d)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral
		Apartments II Development, LOC-U.S. Bank,
		3.950%, 10/2/06 (b)(c)	4,760,000

Illinois — 8.4%
		Chicago, IL:
8,140,000	AAA	Board of Education, GO, MSTC, PART, Series 1999-71, Class A,
		FGIC-Insured, LIQ-Bear Stearns, 3.790%, 10/4/06 (c)(e)	8,140,000
5,090,000	A-1	GO, MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	5,090,000
3,305,000	NR	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
		3.850%, 10/5/06 (b)(c)	3,305,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	11

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 8.4% (continued)
		O’Hare International Airport:
$9,760,000	A-1	MSTC, Series 2001-158, Class A, PART, AMBAC-Insured,
		LIQ-Bear Stearns, 3.810%, 10/4/06 (b)(c)(e)	$9,760,000
1,000,000	A-1	Revenue, MSTC, Series 2000-93, Class A, PART, AMBAC-
		Insured, LIQ-Bear Stearns, 3.850%, 10/2/06 (b)(c)	1,000,000
1,845,000	A-1+	Series 1994-C, LOC-Societe Generale, 3.780%, 10/4/06 (c)	1,845,000
44,900,000	A-1+	Tax Increment Allocation Bonds, Near North Redevelopment
		Project, Senior Lien Allocation, Series A, LOC-Bank of New
		York, 3.820%, 10/4/06 (c)	44,900,000
82,815,000	A-1+	Water Revenue, Refunding, Second Lien, MBIA-Insured,
		SPA-Dexia Credit Local, 3.730%, 10/5/06 (c)	82,815,000
		Cook County, IL:
3,500,500	VMIG1(d)	GO, Series 458, FGIC-Insured PART, LIQ-Morgan Stanley,
		3.780%, 10/5/06 (c)	3,500,500
		IDR:
1,750,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	1,750,000
2,085,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 3.810%,
		10/5/06 (b)(c)	2,085,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment
		Project, LOC-Fifth Third Bank, 3.790%, 10/5/06 (c)	7,185,000
		Dupage County, IL, Transportation Revenue, MSTC, PART:
9,995,000	A-1	Series 2001-139, Class A, FSA-Insured, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	9,995,000
710,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	710,000
7,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
		LOC-Fifth Third Bank, 3.750%, 10/5/06 (c)	7,715,000
		Illinois DFA:
3,900,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers,
		LOC-JPMorgan Chase, 3.880%, 10/4/06 (b)(c)	3,900,000
2,000,000	VMIG1(d)	Carmel High School Project, LOC-LaSalle Bank,
		3.760%, 10/4/06 (c)	2,000,000
4,600,000	VMIG1(d)	Chicago Educational Television Association, Series A,
		LOC-LaSalle Bank, 3.800%, 10/4/06 (c)	4,600,000
29,735,000	A-1+	Evanston-Northwestern Health Care Corp., Series C,
		SPA-JPMorgan Chase, 3.780%, 10/5/06 (c)	29,735,000
		IDR:
3,200,000	A-1+	Delta-Unibus Corp. Project, LOC-Bank of America,
		3.840%, 10/5/06 (b)(c)	3,200,000
5,000	A-1	F.C. Ltd. Partnership Project, LOC-LaSalle Bank,
		3.890%, 10/4/06 (b)(c)	5,000
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	5,000,000
2,440,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	2,440,000

See Notes to Financial Statements.
12	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 8.4% (continued)
$3,440,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank,
		3.550%, 10/2/06 (b)(c)	$3,440,000
2,400,000	A-1	Universal Press Inc. Project, Series A, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	2,400,000
4,780,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-
		Insured, SPA-JPMorgan Chase, 3.890%, 10/2/06 (c)	4,780,000
4,500,000	A-1	Oak Park Residence Corp. Project, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	4,500,000
4,400,000	A-1	Xavier University Project, Series A, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	4,400,000
		Illinois Finance Authority Revenue:
7,300,000	A-1+	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase,
		3.750%, 10/5/06 (c)	7,300,000
22,650,000	F-1+(a)	Friendship Village Schaumburg, Series C, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	22,650,000
5,000,000	A-1+	Illinois College, LOC-U.S. Bank, 3.760%, 10/5/06 (c)	5,000,000
4,000,000	VMIG1(d)	Lake Forest Country Day School, LOC-Northern Trust Company,
		3.760%, 10/4/06 (c)	4,000,000
37,400,000	F-1+(a)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	37,400,000
7,000,000	VMIG1(d)	Latin School Project, Series B, LOC-JPMorgan Chase,
		3.800%, 10/5/06 (c)	7,000,000
		Northwestern University:
15,400,000	A-1+	Subordinated Series A, 3.700%, 10/4/06 (c)	15,400,000
12,905,000	A-1+	Subordinated Series B, 3.760%, 10/4/06 (c)	12,905,000
4,100,000	A-1+	Refunding, Northwestern Memorial, Subordinated Series B1,
		SPA-Bank of Nova Scotia, 3.890%, 10/2/06 (c)	4,100,000
7,145,000	A-1	Resurrection Health, Series C, LOC-Lasalle Bank N.A.,
		3.730%, 10/5/06 (c)	7,145,000
64,100,000	F-1+(a)	The Clare At Water Project, Series D, LOC-LaSalle Bank,
		3.760%, 10/5/06 (c)	64,100,000
6,000,000	VMIG1(d)	Uhlich Childrens Advantage, LOC-JPMorgan Chase,
		3.770%, 10/5/06 (c)	6,000,000
8,300,000	A-1+	YMCA Metropolitan Chicago Project, LOC-Harris Bank,
		3.800%, 10/4/06 (c)	8,300,000
2,410,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	2,410,000
		Illinois Health Facilities Authority:
2,900,000	A-1+	Order of Saint Francis Healthcare Systems, LOC-Fifth Third Bank,
		3.830%, 10/2/06 (c)	2,900,000
11,685,000	VMIG1(d)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank,
		3.800%, 10/5/06 (c)	11,685,000
17,665,000	A-1+	Rosalind Franklin University of Medicine and Sciences,
		LOC-Bank One, 3.770%, 10/4/06 (c)	17,665,000
3,190,000	A-1+	University Chicago Hospitals, Series C, MBIA-Insured,
		LIQ-JPMorgan Chase, 3.820%, 10/2/06 (c)	3,190,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	13

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 8.4% (continued)
$15,210,000	A-1	Revenue, Franciscan Eldercare Service Project, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	$15,210,000
10,500,000	A-1+	Illinois Housing Development Authority, Multifamily Revenue,
		Lakeshore Plaza, Series A, MBIA-Insured, SPA-Bank One N.A.,
		3.770%, 10/4/06 (c)	10,500,000
1,250,000	A-1+	Illinois State, Refunding, Series B, SPA-Depfa Bank PLC,
		3.780%, 10/4/06 (c)	1,250,000
		Illinois State Toll Highway Authority:
19,300,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.790%, 10/4/06 (c)(e)	19,300,000
4,800,000	VMIG1(d)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.750%, 10/5/06 (c)	4,800,000
19,800,000	VMIG1(d)	Toll Highway Revenue, Series B, FSA-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.750%, 10/5/06 (c)	19,800,000
500,000	VMIG1(d)	Illinois Student Assistance Commission Student Loan Revenue,
		Series A, MBIA-Insured, SPA-Bank of America,
		3.850%, 10/4/06 (b)(c)	500,000
		Lisle, IL:
5,000,000	A-1+	Housing Four Lakes Phase V, FNMA-Insured, 3.750%, 10/4/06 (c)	5,000,000
5,300,000	A-1+	MFH, Ashley of Lisle Project, FHLMC-Collateralized,
		3.750%, 10/4/06 (c)	5,300,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank,
		3.850%, 10/4/06 (b)(c)	3,300,000
1,300,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	1,300,000
5,250,000	Aa2(d)	Pekin, IL, IDR, BOC Group Inc. Project, LOC-Wachovia Bank,
		3.750%, 10/5/06 (c)	5,250,000
4,900,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	4,900,000
4,830,000	VMIG1(d)	Regional Transportation Authority of Illinois, MERLOT, Series A-73,
		PART, MBIA-Insured, LIQ-Wachovia Bank, 3.780%, 10/4/06 (c)	4,830,000
		University of Illinois:
6,000,000	A-1	COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear
		Stearns, 3.790%, 10/4/06 (c)(e)	6,000,000
12,900,000	A-1+	Revenue Health Services Facilities Systems, Series B,
		LOC-Landesbank Hessen-Thuringen, 3.770%, 10/4/06 (c)	12,900,000

		Total Illinois	619,485,500

Indiana — 2.3%
985,000	Aa2(d)	Bluffton, IN, IDR, Snider Tire Inc. Project, LOC-Wachovia Bank,
		3.850%, 10/5/06 (b)(c)	985,000
3,850,000	VMIG1(d)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB,
		3.800%, 10/5/06 (b)(c)	3,850,000

See Notes to Financial Statements.
14	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 2.3% (continued)
		Fort Wayne, IN:
$4,100,000	P-1(d)	EDR, Technology Project, LOC-JPMorgan Chase,
		3.880%, 10/4/06 (b)(c)	$4,100,000
13,645,000	A-1	Parkview Memorial Hospital, Series 1997-19, Class A,
		MBIA-Insured, LIQ-Bear Stearns, 3.770%, 10/4/06 (c)(e)(f)	13,645,000
2,572,000	VMIG1(d)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB,
		3.850%, 10/5/06 (b)(c)	2,572,000
		Indiana Health and Educational Facilities Financing Authority
		Revenue:
3,995,000	VMIG1(d)	Porter Project, Series A, LOC-Fifth Third Bank,
		3.740%, 10/6/06 (c)	3,995,000
7,175,000	F-1+(a)	Refunding, Community Village Hartsfield, Series A,
		LOC-Harris N.A., 3.750%, 10/5/06 (c)	7,175,000
10,000,000	A-1+	Union Hospital Inc., Series A, LOC-Fifth Third Bank,
		3.740%, 10/6/06 (c)	10,000,000
		Indiana Health Facilities Financing Authority Revenue:
10,000,000	A-1+	Ascension Health, Series A-2, 3.620% due 6/1/07 (g)	10,000,000
8,800,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third
		Bank, 3.740%, 10/5/06 (c)	8,800,000
15,000,000	A-1+	Community Hospital Project, Series B, LOC-JPMorgan Chase,
		3.830%, 10/5/06 (c)	15,000,000
9,205,000	A-1	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	9,205,000
5,260,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue,
		Series A, MBIA-Insured, LIQ-JPMorgan Chase,
		3.770%, 10/4/06 (c)	5,260,000
		Indiana State EFA:
400,000	VMIG1(d)	Franklin College Project, LOC-JPMorgan Chase,
		3.900%, 10/2/06 (c)	400,000
2,265,000	VMIG1(d)	Marian College Project, LOC-JPMorgan Chase,
		3.830%, 10/5/06 (c)	2,265,000
1,800,000	VMIG1(d)	Wabash College Project, LOC-JPMorgan Chase,
		3.800%, 10/5/06 (c)	1,800,000
7,700,000	A-1+	Indiana State Finance Authority Environmental Revenue, Refunding,
		Improvement Ispat Inland Inc., LOC-Royal Bank of Scotland,
		3.750%, 10/4/06 (c)	7,700,000
5,000,000	VMIG1(d)	Indiana State Housing & Community Development Authority,
		Single Family Mortgage Revenue, Mortgage, Series B-3,
		LOC-Depfa Bank PLC, 3.780%, 10/5/06 (c)	5,000,000
4,300,000	A-1+	Indiana State Office Building Commission Facilities Pendleton,
		Juvenile Facility, Series A, 3.750%, 10/4/06 (c)	4,300,000
		Indiana TFA:
5,500,000	A-1+	Highway Revenue, Series SGA 113, LIQ-Societe Generale,
		Call 12/1/10 @ 100, 3.830%, 10/2/06 (c)(h)	5,500,000
2,795,000	VMIG1(d)	Series 853, FSA-Insured, LIQ-Morgan Stanley,
		3.780%, 10/5/06 (c)	2,795,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	15

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 2.3% (continued)
$2,464,000	VMIG1(d)	Indiana University Revenues, LIQ-Northern Trust,
		3.730%, 10/5/06 (c)	$2,464,000
		Indianapolis, IN:
7,290,000	NR	EDA, Pedcor Waterfront Investments, Series 1999-A, LOC-FHLB,
		3.820%, 10/5/06 (b)(c)	7,290,000
		Refunding:
19,050,000	A-1+	Local Public Improvement Bond Bank, Series F-1,
		MBIA-Insured, SPA-JPMorgan Chase, 3.750%, 10/4/06 (c)	19,050,000
8,300,000	A-1+	Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa
		Bank PLC, 3.740%, 10/5/06 (c)	8,300,000
9,820,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52,
		PART, FGIC-Insured, LIQ-Bank of New York, 3.780%, 10/4/06 (c)	9,820,000

		Total Indiana	171,271,000

Iowa — 0.9%
1,065,000	A-1+	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S.
		Bank, 3.900%, 10/2/06 (c)	1,065,000
		Iowa Finance Authority:
2,610,000	NR	Economic Development Monarch Manufacturing Co.,
		LOC-LaSalle Bank, 3.900%, 10/2/06 (b)(c)	2,610,000
13,285,000	VMIG1(d)	Health Care Facilities Revenue, Iowa Health Systems, Series B-1,
		AMBAC-Insured, SPA-Morgan Stanley, 3.750%, 10/4/06 (c)	13,285,000
7,000,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B,
		AMBAC-Insured, SPA-Wachovia Bank, 3.770%, 10/4/06 (c)	7,000,000
5,475,000	A-1+	Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia
		Bank, 3.770%, 10/4/06 (c)	5,475,000
11,700,000	A-1+	Revenue, Refunding, Trinity Health, Series D, SPA-HELABA,
		3.730%, 10/5/06 (c)	11,700,000
6,000,000	A-1+	Small Business Development Revenue, Corp. Center Association
		L.P. Project, LOC-Bank of America, 3.750%, 10/5/06 (c)	6,000,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells
		Fargo Bank, 3.750%, 10/5/06 (c)	6,000,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART,
		MBIA-Insured, LIQ-Bear Stearns, 3.790%, 10/4/06 (c)(e)	13,495,000

		Total Iowa	66,630,000

Kansas — 0.9%
		Kansas State Department of Transportation Highway Revenue:
11,700,000	A-1+	Refunding, Series B-3, SPA-Dexia Credit Local & Westdeutsche
		Landesbank, 3.700%, 10/5/06 (c)	11,700,000
1,400,000	A-1+	Series C-2, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.700%, 10/5/06 (c)	1,400,000
1,225,000	Aa2(d)	Lawrence, KS, IDR, Ram Co. Project, Series A, LOC-Wachovia Bank,
		3.850%, 10/5/06 (b)(c)	1,225,000

See Notes to Financial Statements.
16	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Kansas — 0.9% (continued)
		Wichita, KS:
		Airport Authority Flight Safety International:
$13,000,000	VMIG1(d)	3.800%, 10/5/06 (b)(c)	$13,000,000
2,860,000	VMIG1(d)	Series A, 3.800%, 10/5/06 (b)(c)	2,860,000
39,455,000	SP-1+	GO, Renewal & Improvement Temporary Notes, Series 216,
		4.250% due 2/8/07	39,533,628

		Total Kansas	69,718,628

Kentucky — 1.2%
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series,
		SGA-130, PART, FSA-Insured, LIQ-Societe Generale,
		3.790%, 10/4/06 (c)	11,000,000
17,000,000	VMIG1(d)	County of Allen, KY, Revenue, Camp Courageous Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	17,000,000
		Daviess County, KY:
3,000,000	A-1+	Exempt Facilities, Kimberly-Clark Corp. Project,
		3.800%, 10/4/06 (b)(c)	3,000,000
		Solid Waste Disposal Facilities, Scott Paper Co. Project:
1,850,000	A-1+	Series A, 3.800%, 10/4/06 (b)(c)	1,850,000
4,800,000	A-1+	Series B, 3.800%, 10/4/06 (b)(c)	4,800,000
10,000,000	VMIG1(d)	Georgetown, KY Industrial Building Revenue, Refunding,
		Georgetown College Project, LOC-Fifth Third Bank,
		3.740%, 10/6/06 (c)	10,000,000
9,050,000	A-1+	Kentucky Economic Development Finance Authority Revenue,
		Catholic Health, Series C, 3.800%, 10/4/06 (c)	9,050,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC,
		Series 9027, PART, FSA-Insured, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	2,990,000
10,385,500	A-1	Kentucky State Turnpike Authority, Series 567, PART, FSA-Insured,
		LIQ-Morgan Stanley, 3.780%, 10/5/06 (c)	10,385,500
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage Revenue, Series A,
		AMBAC-Insured, LIQ-JPMorgan Chase, 3.800%, 10/5/06 (c)	11,000,000
10,435,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District,
		Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured,
		SPA-Societe Generale, 3.770%, 10/5/06 (c)(e)	10,435,000

		Total Kentucky	91,510,500

Louisiana — 0.4%
		Louisiana Local Government Environmental Facilities, Development
		Authority, BASF Corp. Project:
18,000,000	A-1+	3.800%, 10/4/06 (b)(c)	18,000,000
6,000,000	A-1+	Series A, 3.800%, 10/4/06 (b)(c)	6,000,000
5,000,000	A-1+	Series B, 3.750%, 10/4/06 (c)	5,000,000

		Total Louisiana	29,000,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	17

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Maine — 0.2%
$3,330,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project,
		LOC-Bank of America, 3.810%, 10/4/06 (b)(c)	$3,330,000
1,515,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project,
		Series A, LOC-Bank of America, 3.830%, 10/4/06 (b)(c)	1,515,000
7,500,000	A-1+	Maine State Housing Authority, Series D-3, SPA-State Street Bank
		Trust & Co., 3.770%, 10/5/06 (b)(c)	7,500,000

		Total Maine	12,345,000

Maryland — 4.8%
11,500,000	NR	Anne Arundel County, MD, BAN, GO, TECP, Series A,
		SPA-Westdeutsche Landesbank, 3.570% due 2/1/07	11,500,000
		Baltimore County, MD, Public Improvement BAN, Series 95, TECP,
		LIQ-Westdeutsche Landesbank Girozentrale:
12,500,000	A-1+	3.500% due 11/1/06	12,500,000
20,000,000	A-1+	3.500% due 11/6/06	20,000,000
16,600,000	A-1+	3.500% due 12/1/06	16,600,000
9,400,000	A-1+	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische
		Landesbank, 3.770%, 10/4/06 (c)	9,400,000
		Howard County, MD:
1,845,000	A-1+	IDR, Preston County Ltd. Partnership, LOC-SunTrust Bank,
		3.650%, 10/2/06 (b)(c)	1,845,000
8,475,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	8,475,000
		Maryland CDA:
6,650,000	VMIG1(d)	Department of Housing and Community, Series F, SPA-Lloyds
		Bank PLC, 3.760%, 10/5/06 (b)(c)	6,650,000
615,000	A-1	MSTC, Series 1999-76, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.810%, 10/4/06 (b)(c)(e)	615,000
10,516,000	NR	Maryland Health & Higher Education Facility Authority, TECP,
		Johns Hopkins Hospital Pooled Loan Programs, Series C,
		3.500% due 11/1/06	10,516,000
		Maryland State Economic Development Corp. Revenue, Refunding:
20,300,000	A-1+	Constellation Energy Group Inc., Series A, LOC-Wachovia Bank,
		3.700%, 10/5/06 (c)	20,300,000
4,000,000	A-1+	Constellation Energy, Series B, LOC-Wachovia Bank,
		3.700%, 10/5/06 (c)	4,000,000
		Maryland State Health and Higher Educational Facilities Authority
		Revenue:
38,000,000	VMIG1(d)	Adventist Healthcare, Series A, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	38,000,000
17,500,000	F-1+(a)	Charlestown Community, Series A, LOC-Bank of America,
		3.750%, 10/4/06 (c)	17,500,000
20,250,000	VMIG1(d)	Holton-Arms School, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	20,250,000
9,440,000	VMIG1(d)	Stone Ridge School of the Sacred Heart, Series A,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	9,440,000
30,955,000	A-1+	University of Maryland Medical System, Series A, AMBAC-
		Insured, SPA-JPMorgan Chase, 3.740%, 10/5/06 (c)	30,955,000

See Notes to Financial Statements.
18	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Maryland — 4.8% (continued)
$74,680,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease,
		LIQ-Bank of America, 3.800%, 10/4/06 (b)(c)	$74,680,000
1,930,000	VMIG1(d)	Maryland State, IDR, Calvert School Inc., LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	1,930,000
		Montgomery County, MD:
		EDA Bonds:
		Howard Hughes Medical Institute Facilities:
8,500,000	A-1+	Series A, 3.760%, 10/4/06 (c)	8,500,000
19,400,000	A-1+	Series C, 3.760%, 10/4/06 (c)	19,400,000
5,640,000	VMIG1(d)	Sandy Springs Friends School Facility, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	5,640,000
3,700,000	A-1+	GO, BAN, Public Improvement, Series B, SPA-Dexia Credit Local,
		3.830%, 10/2/06 (c)	3,700,000

		Total Maryland	352,396,000

Massachusetts — 2.3%
12,000,000	MIG1(d)	Everett, MA, GO, BAN, 4.250% due 2/9/07	12,029,500
		Massachusetts Bay Transportation Authority:
2,500,000	A-1+	General Transportation Systems, LOC-Westdeutsche Landesbank,
		3.700%, 10/4/06 (c)	2,500,000
2,500,000	A-1+	GO, General Transportation System, SPA-Landesbank
		Baden-Wurttemberg, 3.780%, 10/4/06 (c)	2,500,000
12,500,000	A-1+	Massachusetts Port Authority, TECP, Series 2003,
		LOC-Westdeutsche Landesbank, 3.540% due 10/3/06	12,500,000
4,700,000	NR	Massachusetts State, 3.500% due 12/6/06	4,700,000
		Massachusetts State DFA Revenue:
19,000,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank,
		3.750%, 10/5/06 (c)	19,000,000
500,000	A-1+	Carleton-Willard Village, LOC-Bank of America,
		3.750%, 10/5/06 (c)	500,000
1,200,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America,
		3.700%, 10/4/06 (c)	1,200,000
4,760,000	A-1+	Draper Laboratory Issue, MBIA-Insured, LIQ-JPMorgan Chase,
		3.700%, 10/4/06 (c)	4,760,000
4,745,000	VMIG1(d)	Floater Series 563, MBIA-Insured, LIQ-Morgan Stanley,
		3.770%, 10/5/06 (c)	4,745,000
300,000	VMIG1(d)	Marine Biological Laboratory, LOC-JPMorgan Chase,
		3.770%, 10/5/06 (c)	300,000
300,000	VMIG1(d)	Notre Dame Health Care Center, LOC-KBC Bank NV,
		3.840%, 10/5/06 (c)	300,000
34,910,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.740%, 10/5/06 (c)	34,910,000
1,000,000	A-1+	Smith College Project, 3.650%, 10/5/06 (c)	1,000,000
3,850,000	VMIG1(d)	St. Mark's School, LOC-Bank of America, 3.750%, 10/5/06 (c)	3,850,000
2,455,000	VMIG1(d)	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank &
		Trust Co., 3.770%, 10/5/06 (c)	2,455,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	19

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 2.3% (continued)
$1,500,000	A-1+	Massachusetts State GO, Series B, SPA-Landesbank
		Hessen-Thuringen, 3.740%, 10/5/06 (c)	$1,500,000
		Massachusetts State HEFA:
3,450,000	A-1+	Bentley College, Series K, LOC-Bank of America,
		3.700%, 10/4/06 (c)	3,450,000
2,905,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured,
		LIQ-Morgan Stanley, 3.770%, 10/5/06 (c)	2,905,000
1,000,000	A-1+	Revenue, Capital Asset Program, Series M-2, LOC-Bank of
		America, 3.720%, 10/5/06 (c)	1,000,000
900,000	VMIG1(d)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured,
		SPA-Wachovia Bank, 3.770%, 10/4/06 (c)	900,000
		Williams College:
5,800,000	A-1+	3.680%, 10/5/06 (c)	5,800,000
3,500,000	A-1+	Series E, 3.710%, 10/4/06 (c)	3,500,000
600,000	VMIG1(d)	Massachusetts State HFA, Housing Revenue, FSA Insured,
		SPA-Dexia Credit Local, 3.730%, 10/4/06 (b)(c)	600,000
		Massachusetts State IFA Revenue:
400,000	VMIG1(d)	Buckingham Browne Issue, LOC-State Street Bank & Trust Co.,
		3.740%, 10/5/06 (c)	400,000
1,000,000	VMIG1(d)	Whitehead Institute Biomed Research, SPA-Bank of America,
		3.700%, 10/4/06 (c)	1,000,000
		Massachusetts State Water Resources Authority, Multi-Modal,
		General Subordinated:
10,500,000	A-1+	Series B, AMBAC-Insured, SPA-Bank of Nova Scotia,
		3.750%, 10/4/06 (c)	10,500,000
7,250,000	A-1+	Series C, FGIC-Insured, LIQ-Bayerische Landesbank,
		3.750%, 10/4/06 (c)	7,250,000
26,525,000	A-1+	Series D, FGIC-Insured, LIQ-Dexia Credit Local,
		3.750%, 10/4/06 (c)	26,525,000

		Total Massachusetts	172,579,500

Michigan — 2.2%
		Detroit, MI:
7,000,000	VMIG1(d)	School Building Munitops, GO, Series 2002-29, PART,
		FGIC-Insured, SPA-ABN AMRO, 3.760%, 10/5/06 (c)	7,000,000
		Sewer Disposal:
5,000,000	VMIG1(d)	MERLOT, Series I, PART, FGIC-Insured, SPA-Wachovia Bank,
		3.780%, 10/4/06 (c)	5,000,000
		Revenue:
17,050,000	A-1+	Refunding, Series C-1, FSA-Insured, LIQ-Dexia Credit Local,
		3.750%, 10/5/06 (c)	17,050,000
11,500,000	A-1+	Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa
		Bank PLC, 3.740%, 10/5/06 (c)	11,500,000
6,200,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial
		Hospital, Series B, LOC-Bank of Nova Scotia,
		3.760%, 10/5/06 (c)	6,200,000

See Notes to Financial Statements.
20	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Michigan — 2.2% (continued)
$16,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2,
		LOC-Bank of Nova Scotia, 4.500% due 8/20/07	$16,111,950
		Michigan State Building Authority:
		Multi-Modal Facilities Program:
19,275,000	A-1+	Series I, SPA-Depfa Bank PLC, 3.700%, 10/5/06 (c)	19,275,000
3,400,000	A-1+	Series IIA, LOC-Depfa Bank PLC, 3.780%, 10/5/06 (c)	3,400,000
4,995,000	VMIG1(d)	PART, Series 516, LIQ-Morgan Stanley, 3.780%, 10/5/06 (c)	4,995,000
15,630,000	A-1+	Michigan State Hospital Finance, Trinity Health Systems, Series E,
		AMBAC-Insured, SPA-JPMorgan Chase, 3.750%, 10/5/06 (c)	15,630,000
14,710,000	A-1+	Michigan State Housing Development Authority Housing Revenue,
		Series A, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen,
		3.780%, 10/5/06 (b)(c)	14,710,000
10,800,000	A-1+	Michigan State Strategic Fund, Grand Rapid Christian School,
		LOC-Fifth Third Bank, 3.740%, 10/6/06 (c)	10,800,000
4,125,000	A-1+	Michigan State University Revenue, Refunding, Series B,
		SPA-Landesbank Hessen-Thuringen, 3.720%, 10/4/06 (c)	4,125,000
4,000,000	VMIG1(d)	Northern Michigan University, MI, Revenue, General,
		AMBAC-Insured, SPA-Depfa Bank PLC, 3.850%, 10/2/06 (c)	4,000,000
		Saline, MI:
6,365,000	A-1+	Area Schools, Q-SBLF-Insured, LIQ-Landesbank
		Hessen-Thuringen, 3.730%, 10/5/06 (c)	6,365,000
4,650,000	A-1+	EDA, Evangelical Homes Project, LOC-JPMorgan Chase,
		3.850%, 10/4/06 (c)	4,650,000
5,800,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University
		Project, LOC-JPMorgan Chase, 3.850%, 10/4/06 (c)	5,800,000
4,340,000	A-1+	University of Michigan, Hospital, Series B, 3.680%, 10/5/06 (c)	4,340,000

		Total Michigan	160,951,950

Minnesota — 0.8%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA,
		3.830%, 10/5/06 (b)(c)	5,090,000
2,910,000	VMIG1(d)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC,
		3.850%, 10/5/06 (c)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, LOC-LaSalle Bank,
		3.900%, 10/2/06 (c)	1,000,000
		Minneapolis and St. Paul, MN, Metropolitan Airport Commission:
9,000,000	A-1+	MSTC, Series SGA-127, PART, FGIC-Insured, LIQ-Societe
		Generale, 3.790%, 10/4/06 (c)	9,000,000
3,925,000	NR	TECP, Series A, 3.600% due 10/2/06	3,925,000
21,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview
		Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of
		Canada, 3.740%, 10/4/06 (c)	21,000,000
10,000,000	VMIG1(d)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue,
		Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC,
		3.750%, 10/5/06 (c)	10,000,000
See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	21

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Minnesota — 0.8% (continued)
		University of Minnesota, TECP:
$4,110,000	A-1+	3.650% due 10/3/06	$4,110,000
5,000,000	A-1+	3.510% due 12/4/06	5,000,000

		Total Minnesota	62,035,000

Missouri — 1.7%
40,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes,
		Series FY, 4.500% due 6/29/07	40,229,412
6,200,000	A-1	Kansas City, MO, IDA, MFH, Crooked Creek Apartments Project,
		Series A, LOC-LaSalle Bank, 3.800%, 10/5/06 (b)(c)	6,200,000
510,000	VMIG1(d)	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons
		Project, LOC-U.S. Bank, 3.900%, 10/2/06 (c)	510,000
5,700,000	VMIG1(d)	Missouri Higher Education Loan Authority, Student Loan Revenue,
		Series 1990-B, LOC-Bank of America, 3.800%, 10/4/06 (b)(c)	5,700,000
		Missouri State HEFA, Revenue:
1,015,000	VMIG1(d)	Assemblies of God College, LOC-Bank of America,
		3.740%, 10/5/06 (c)	1,015,000
2,968,000	A-1+	Barnes Hospital Project, LOC-JPMorgan Chase,
		3.780%, 10/4/06 (c)	2,968,000
3,000,000	VMIG1(d)	Dialysis Clinic Inc. Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	3,000,000
		Washington University:
2,445,000	A-1+	Series A, SPA-Dexia Credit Local, 3.890%, 10/2/06 (c)	2,445,000
1,900,000	A-1+	Series B, SPA-JPMorgan Chase, 3.890%, 10/2/06 (c)	1,900,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project,
		3.800%, 10/4/06 (b)(c)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project,
		FNMA-Collateralized, 3.760%, 10/5/06 (c)	600,000
		St. Louis County, MO, IDA:
5,615,000	A-1	Friendship Village South County, Series B, LOC-LaSalle Bank,
		3.750%, 10/4/06 (c)	5,615,000
9,500,000	NR	Parque Carondelet Apartment Project, LIQ-FHLMC,
		3.880%, 10/5/06 (b)(c)	9,500,000
18,000,000	VMIG1(d)	Pelican Cove Project, LIQ-FNMA, 3.730%, 10/5/06 (c)	18,000,000
10,000,000	A-1+	Refunding, Merchandise Mart, Series A, LIQ-FHLMC,
		3.810%, 10/5/06 (c)	10,000,000

		Total Missouri	125,682,412

Montana — 0.4%
29,610,000	A-1+	Montana Facility Finance Authority Revenue, Sisters Charity Health
		System, 3.800%, 10/4/06 (c)	29,610,000
2,400,000	A-1+	Montana State HFA Revenue, Health Care Pooled Loan Program,
		Series A, FGIC-Insured, SPA-Wells Fargo Bank, 3.750%, 10/5/06 (c)	2,400,000

		Total Montana	32,010,000

See Notes to Financial Statements.
22	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

National — 0.0%
$2,386,088	VMIG1(d)	Clipper Tax Exempt Trust Certificates PART, Series 1999-2,
		SPA-State Street Bank Trust & Co., 3.890%, 10/5/06 (b)(c)	$2,386,088

Nebraska — 0.7%
5,400,000	A-1+	NebHelp Inc., Nebraska Revenue, Student Loan Program, Series B,
		MBIA-Insured, SPA-Lloyds Bank PLC, 3.900%, 10/4/06 (b)(c)	5,400,000
3,350,000	VMIG1(d)	Nebraska Helpers Inc., Series 517, MBIA-Insured, SPA-BNP Paribas,
		3.810%, 10/5/06 (b)(c)	3,350,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project, LOC-LaSalle Bank,
		3.810%, 10/5/06 (b)(c)	6,000,000
8,215,000	A-1	SFH MERLOT, Series A, PART, FHLMC/FNMA/GNMA-
		Collateralized, LIQ-Wachovia Bank, 3.830%, 10/5/06 (b)(c)	8,215,000
26,305,000	A-1+	Nebraska Student Loan, NebHelp Inc. Revenue, Series B,
		MBIA-Insured, SPA-Lloyds Bank PLC, 3.800%, 10/4/06 (c)	26,305,000

		Total Nebraska	49,270,000

Nevada — 1.7%
		Carson City, NV, Hospital Revenue:
9,300,000	A-1+	Carson Tahoe Regional Medical Center, LOC-U.S. Bank,
		3.750%, 10/5/06 (c)	9,300,000
30,500,000	A-1+	Tahoe Hospital Project, Series B, LOC-U.S. Bank,
		3.750%, 10/5/06 (c)	30,500,000
21,720,000	VMIG1(d)	Clark County, NV, ISD, GO, Munitops, Series 33, PART, FSA-Insured,
		SPA-LaSalle Bank, 3.770%, 10/5/06 (c)	21,720,000
		Las Vegas Valley Water District:
5,000,000	NR	3.480% due 10/11/06	5,000,000
		TECP, Series 2004B, SPA-BNP Paribas & Lloyds Bank:
2,100,000	NR	3.550% due 10/2/06	2,100,000
22,000,000	NR	3.660% due 10/2/06	22,000,000
15,000,000	NR	3.500% due 10/3/06	15,000,000
16,350,000	A-1	Nevada State, MSTC, Series SG 114, LIQ-Societe Generale,
		3.770%, 10/5/06 (c)	16,350,000

		Total Nevada	121,970,000

New Hampshire — 1.1%
		New Hampshire HEFA Revenue:
38,910,000	A-1+	Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia
		Credit Local & JPMorgan Chase, 3.700%, 10/5/06 (c)	38,910,000
4,500,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America,
		3.750%, 10/5/06 (c)	4,500,000
1,060,000	A-1+	Mary Hitchcock 85, Series D, FGIC-Insured, SPA-JPMorgan
		Chase, 3.770%, 10/4/06 (c)	1,060,000
19,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company,
		3.740%, 10/5/06 (c)	19,000,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	23

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New Hampshire — 1.1% (continued)
		New Hampshire State Business Finance Authority:
$14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 3.820%, 10/5/06 (b)(c)	$14,000,000
1,800,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holding PLC,
		3.950%, 10/4/06 (b)(c)	1,800,000
630,000	A-1+	Park Nameplate Co., LOC-Bank of America,
		3.830%, 10/4/06 (b)(c)	630,000

		Total New Hampshire	79,900,000

New Jersey — 0.2%
		New Jersey State Turnpike Authority Revenue:
5,700,000	A-1+	Refunding C-1, FSA-Insured, SPA-Westdeutsche Landesbank,
		3.700%, 10/4/06 (c)	5,700,000
6,860,000	A-1+	Series C-2, FSA-Insured, SPA-Dexia Credit Local,
		3.700%, 10/4/06 (c)	6,860,000

		Total New Jersey	12,560,000

New Mexico — 0.5%
		New Mexico State, TRAN:
25,000,000	SP-1+	4.500% due 6/29/07	25,132,283
10,000,000	SP-1+	4.750% due 6/29/07	10,070,853

		Total New Mexico	35,203,136

New York — 2.6%
		Metropolitan Transportation Authority of New York Revenue, TECP,
		LOC-ABN AMRO:
20,000,000	A-1+	3.480% due 10/6/06	20,000,000
15,000,000	A-1+	3.560% due 11/7/06	15,000,000
13,000,000	A-1+	3.530% due 12/4/06	13,000,000
		New York City, NY:
		GO:
2,200,000	A-1+	Series C, Subordinated Series C-2, SPA-Bayerische
		Landesbank, 3.720%, 10/4/06 (c)	2,200,000
18,050,000	A-1+	Series J, Subordinated Series J-2, LOC-Westdeutsche
		Landesbank, 3.750%, 10/4/06 (c)	18,050,000
500,000	A-1+	TFA, New York City Recovery Project Revenue, Series 3,
		Subordinated Series 3-H, SPA-Royal Bank of Canada,
		3.800%, 10/2/06 (c)	500,000
10,000,000	NR	New York State Enviromental Facilities Corp., TECP, Series 98A,
		LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank
		Hessen-Thuringen, 3.490% due 10/5/06	10,000,000

See Notes to Financial Statements.
24	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 2.6% (continued)
		New York State Power Authority:
$20,260,000	AA-	Revenue, 5.000% due 11/15/06	$20,292,033
		TECP:
		Series 1, LIQ-Bank of New York, Bank of Nova Scotia,
		Bayerische Landesbank, JP Morgan Chase, Landesbank
		Hessen-Thuringen, State Street Bank & Trust Co. &
		Wachovia Bank:
6,000,000	NR	3.600% due 11/1/06	6,000,000
10,000,000	NR	3.500% due 11/2/06	10,000,000
		Series 2, LIQ-Bank of New York, Bank of Nova Scotia,
		Bayerische Landesbank, Dexia Credit Local, JPMorgan
		Chase, Landesbank-Baden-Wurttemberg, State Street
		Bank & Trust Co. & Wachovia Bank:
18,870,000	A-1+	3.490% due 11/1/06	18,870,000
6,000,000	A-1+	3.500% due 11/2/06	6,000,000
9,725,000	A-1+	New York, NY, GO, Subordinated Series A-5, LOC-Bank of Nova
		Scotia, 3.700%, 10/4/06 (c)	9,725,000
		Triborough Bridge & Tunnel Authority:
6,600,000	A-1+	NY, RevenueGeneral Series A, SPA-Dexia Credit Local,
		3.770%, 10/4/06 (c)	6,600,000
		Revenue, Refunding Gem:
5,900,000	A-1+	Subordinated Series B-2, SPA-Dexia Credit Local,
		3.740%, 10/5/06 (c)	5,900,000
29,000,000	A-1+	Subordinated Series B-3, SPA-Bank of America,
		3.710%, 10/5/06 (c)	29,000,000

		Total New York	191,137,033

North Carolina — 2.6%
17,050,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank,
		3.750%, 10/5/06 (c)	17,050,000
20,455,000	A-1+	Charlotte, NC, Water & Sewer System Revenue, Series B,
		SPA-Wachovia Bank, 3.740%, 10/5/06 (c)	20,455,000
9,745,000	A-1+	Charlotte-Mecklenburg Hospital Authority, North Carolina,
		Health Care System Revenue, Series B, LIQ-Bank of America,
		3.720%, 10/5/06 (c)	9,745,000
42,920,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank,
		3.740%, 10/5/06 (c)	42,920,000
4,500,000	Aa2(d)	Iredell County, NC, PCR, Valspar Corp. Project, LOC-Wachovia Bank,
		3.850%, 10/5/06 (b)(c)	4,500,000
		Mecklenburg County, NC, COP:
5,495,000	A-1+	SPA-Depfa Bank PLC, 3.720%, 10/5/06 (c)	5,495,000
2,485,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.740%, 10/5/06 (c)	2,485,000
1,700,000	Aa2(d)	North Carolina Agricultural Financial Authority, Agricultural
		Development Revenue, Coastal Carolina GIN Project,
		LOC-Wachovia Bank, 3.800%, 10/5/06 (b)(c)	1,700,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	25

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

North Carolina — 2.6% (continued)
		North Carolina Capital Facilities Finance Agency Revenue
		Educational Facilities:
$3,720,000	A-1+	Brevard College, LOC-Wachovia Bank, 3.750%, 10/5/06 (c)	$3,720,000
10,050,000	VMIG1(d)	Pfeiffer University, LOC-Bank of America, 3.740%, 10/5/06 (c)	10,050,000
18,000,000	VMIG1(d)	St Marys School, LOC-Wachovia Bank, 3.740%, 10/5/06 (c)	18,000,000
3,815,000	A-1+	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia
		Bank, 3.750%, 10/5/06 (c)	3,815,000
		North Carolina HFA, Home Ownership:
11,200,000	A-1+	1998 TR-19C, LIQ-Bank of America, 3.800%, 10/4/06 (b)(c)	11,200,000
5,310,000	A-1+	Series 15-C, FSA-Insured, SPA-Bank of America,
		3.800%, 10/4/06 (b)(c)	5,310,000
2,020,000	F-1+(a)	North Carolina Medical Care Commission, Lutheran Retirement
		Project, LOC-Bank of America, 3.740%, 10/5/06 (c)	2,020,000
15,300,000	A-1+	North Carolina State, GO, Public Improvement, Series E,
		SPA-Landesbank Hessen-Thurgin, 3.750%, 10/4/06 (c)	15,300,000
990,000	A-1+	Rowan County, NC, IDR, PCR, Double 3 LLC Project, LOC-Bank of
		America, 3.830%, 10/4/06 (b)(c)	990,000
		Winston-Salem, NC:
8,000,000	A-1+	COP, SPA-Dexia Credit Local, 3.730%, 10/5/06 (c)	8,000,000
9,915,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C,
		SPA-Dexia Credit Local, 3.750%, 10/4/06 (c)	9,915,000

		Total North Carolina	192,670,000

North Dakota — 0.1%
4,045,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A,
		LOC-U.S. Bank, 3.900%, 10/2/06 (c)	4,045,000

Ohio — 2.3%
		Cleveland-Cuyahoga County, OH:
5,000,000	A-1+	Cleveland Museum of Art Project, Series B, SPA-JPMorgan
		Chase, 3.740%, 10/5/06 (c)	5,000,000
1,970,000	A-1+	Port Authority Revenue, 96th Research Building Project,
		LOC-Fifth Third Bank, 3.800%, 10/4/06 (c)	1,970,000
10,500,000	A-1+	Clinton County, OH, Facilities Improvement Clinton Memorial,
		LOC-Fifth Third Bank, 3.740%, 10/6/06 (c)	10,500,000
11,760,000	VMIG1(d)	Franklin County, OH, Hospital Revenue, Children Hospital, Series B,
		FGIC-Insured, SPA-National City Bank, 3.780%, 10/5/06 (c)	11,760,000
1,885,000	VMIG1(d)	Lakewood, OH, Educational Facilities Revenue, St. Edward High
		School Project, LOC-Fifth Third Bank, 3.760%, 10/5/06 (c)	1,885,000
7,850,000	A-1+	Ohio State Air Quality Development Authority, PCR, Refunding,
		LOC-KeyBank, 3.800%, 10/4/06 (c)	7,850,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.770%, 10/4/06 (c)(e)	18,650,000

See Notes to Financial Statements.
26	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Ohio — 2.3% (continued)
$8,330,000	VMIG1(d)	Ohio State, Higher Educational Facilities, Marietta College Project,
		LOC-JPMorgan Chase, 3.760%, 10/5/06 (c)	$8,330,000
		Ohio State Higher Educational Facilities:
		Ohio State University, 2005 Series F, TECP:
4,000,000	NR	3.600% due 11/7/06	4,000,000
12,700,000	NR	3.500% due 12/4/06	12,700,000
		Pooled Financing Program:
		Series A, LOC-Fifth Third Bank:
7,460,000	VMIG1(d)	3.760%, 10/5/06 (c)	7,460,000
3,120,000	VMIG1(d)	3.800%, 10/5/06 (c)	3,120,000
4,705,000	VMIG1(d)	Series B, LOC-Fifth Third Bank, 3.760%, 10/5/06 (c)	4,705,000
10,000,000	VMIG1(d)	Ohio State Higher Educational Facility Commission Revenue,
		Higher Educational Facillity-Pooled Program, Series A, LOC-Fifth
		Third Bank, 3.760%, 10/5/06 (c)	10,000,000
16,570,000	A-1+	Ohio State University, General Receipts, FSA-Insured, LIQ-Dexia
		Credit Local, 3.800%, 10/5/06 (c)	16,570,000
		Ohio State, GO:
10,000,000	A-1+	Common Schools, Series C, 3.740%, 10/4/06 (c)	10,000,000
8,000,000	A-1+	Refunding and Improvement Infrastructure, Series D,
		3.760%, 10/4/06 (c)	8,000,000
25,000,000	VMIG1(d)	University of Akron, Ohio, General Receipts, FGIC-Insured,
		SPA-Dexia Credit Local, 3.740%, 10/5/06 (c)	25,000,000
2,590,000	A-1+	University Toledo OH General Receipts Bonds, FGIC-Insured,
		3.850%, 10/2/06 (c)	2,590,000

		Total Ohio	170,090,000

Oklahoma — 0.4%
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, LIQ-JPMorgan Chase,
		3.790%, 10/4/06 (b)(c)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.790%, 10/4/06 (b)(c)	6,455,000
3,000,000	Aa2(d)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard
		Project, LOC-SunTrust Bank, 3.800%, 10/4/06 (b)(c)	3,000,000
2,800,000	A-1+	Tulsa, OK, Tulsa IDA, Multifamily Revenue, Park Chase Apartments,
		Series A-1, LIQ-FNMA, 3.750%, 10/5/06 (c)	2,800,000

		Total Oklahoma	30,755,000

Oregon — 0.6%
2,500,000	VMIG1(d)	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor
		Project, LOC-KBC Bank, 3.890%, 10/2/06 (c)	2,500,000
		Oregon State:
8,150,000	A-1+	GO, Refunding, Veterans Welfare, Series 84, SPA-Dexia Credit
		Local, 3.750%, 10/4/06 (c)	8,150,000
10,500,000	VMIG1(d)	Housing and Community Services, Single-Family Mortgage,
		Series PG-C, SPA-State Street Bank Trust & Co.,
		3.800%, 10/4/06 (b)(c)	10,500,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	27

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oregon — 0.6% (continued)
$135,000	A-1+	Oregon State Department of Transportation Highway User Tax
		Revenue, Subordinated Lien, Series B-1, LOC-Dexia Credit Local,
		3.700%, 10/5/06 (c)	$135,000
1,300,000	VMIG1(d)	Oregon State Facilities Authority Revenue, Episcopal School
		Projects, Series A, LOC-U.S. Bank, 3.790%, 10/5/06 (c)	1,300,000
		Oregon State Housing & Community Services, Revenue:
10,900,000	VMIG1(d)	Redwood Park Apartments, Series F, FNMA-Collateralized,
		LIQ-FNMA, 3.800%, 10/5/06 (c)	10,900,000
5,000,000	VMIG1(d)	Series C, SPA-State Street Bank & Trust Co., 3.770%, 10/5/06 (c)	5,000,000
5,000,000	VMIG1(d)	Single-Family Housing, SPA-State Street Bank Trust & Co.,
		3.800%, 10/4/06 (b)(c)	5,000,000

		Total Oregon	43,485,000

Pennsylvania — 6.6%
41,550,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured,
		SPA-Wachovia Bank, 3.760%, 10/5/06 (c)	41,550,000
13,000,000	VMIG1(d)	Erie, PA, Water Authority Revenue, Series A, FSA-Insured,
		SPA-JPMorgan Chase, 3.780%, 10/5/06 (c)	13,000,000
7,000,000	A-1+	Franklin County, PA, IDA, Menno Haven Inc. Project,
		LOC-Wachovia Bank, 3.760%, 10/5/06 (c)	7,000,000
300,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health
		Systems, Series B, SPA-Wachovia Bank, 3.890%, 10/2/06 (c)	300,000
12,070,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured,
		LIQ-PNC Bank, 3.750%, 10/4/06 (c)	12,070,000
25,000,000	NR	Manheim, PA, CDS, GO, Series 2004, FSA-Insured, SPA-Dexia
		Credit Local, 3.760%, 10/5/06 (c)	25,000,000
		New Garden, PA, General Authority Revenue, Pooled Financing
		Program:
70,230,000	A-1+	Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia
		Credit Local, 3.720%, 10/5/06 (c)	70,230,000
14,975,000	A-1+	Series II, FSA-Insured, SPA-Bank of Nova Scotia,
		3.720%, 10/5/06 (c)	14,975,000
8,660,000	A-1+	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured,
		SPA-Dexia Credit Local, 3.770%, 10/5/06 (c)	8,660,000
12,445,000	VMIG1(d)	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa
		Bank PLC, 3.760%, 10/5/06 (c)	12,445,000
		Northampton County, PA:
2,700,000	A-1+	General Purpose Authority Revenue, Lehigh University,
		SPA-JPMorgan Chase, 3.720%, 10/5/06 (c)	2,700,000
7,500,000	A-1+	Higher Education Authority Revenue, Lehigh University, Series B,
		SPA-Wachovia Bank, 3.720%, 10/5/06 (c)	7,500,000
6,230,000	NR	Pennsylvania EDA, Wengers Feed Mill Project, Series B-1,
		LOC-Wachovia Bank, 3.850%, 10/5/06 (b)(c)	6,230,000
		Pennsylvania HFA, Single Family Mortgage:
3,500,000	A-1+	Series-87C, LOC-Depfa Bank PLC, 3.770%, 10/4/06 (b)(c)	3,500,000

See Notes to Financial Statements.
28	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 6.6% (continued)
		Pennsylvania Housing Finance Agency:
$36,905,000	A-1+	Series 88-B, SPA-Dexia Credit Local, 3.740%, 10/4/06 (b)(c)	$36,905,000
17,435,000	A-1+	Series 93-B, SPA-Dexia Credit Local, 3.740%, 10/4/06 (c)	17,435,000
14,600,000	A-1+	Single Family Mortgage, Series 82B, SPA-Landesbank Hessen,
		3.740%, 10/4/06 (b)(c)	14,600,000
19,945,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax
		Revenue, Philadelphia Funding, AMBAC-Insured, SPA-JPMorgan
		Chase, 3.760%, 10/5/06 (c)	19,945,000
		Pennsylvania State Turnpike Commission:
10,565,000	A-1+	Refunding, Series B, SPA-Dexia Credit Local, 3.740%, 10/5/06 (c)	10,565,000
20,000,000	A-1+	Registration Fee Revenue, Refunding Series D, FSA-Insured,
		SPA-JPMorgan Chase, 3.740%, 10/5/06 (c)	20,000,000
		Revenue:
1,785,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.780%, 10/4/06 (c)	1,785,000
19,825,000	A-1+	Series C, AMBAC-Insured, SPA-JPMorgan Chase,
		3.740%, 10/5/06 (c)	19,825,000
25,000,000	A-1+	Series C, FSA-Insured, SPA-JPMorgan Chase, 3.760%, 10/5/06 (c)	25,000,000
		Philadelphia, PA:
3,400,000	VMIG1(d)	Authority for Industrial Development Revenue, The Franklin
		Institute Project, LOC-Bank of America, 3.730%, 10/5/06 (c)	3,400,000
13,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	13,068,002
2,750,000	A-1	Hospitals and Higher EFA, Temple University, Series A,
		LOC-PNC Bank, 3.780%, 10/5/06 (c)	2,750,000
100,000	A-1+	IDR, Fox Chase Cancer Center Project, LOC-Morgan Guaranty
		Trust, 3.880%, 10/2/06 (c)	100,000
50,000,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America,
		4.750% due 6/29/07	50,257,374
19,300,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health,
		Series C, 3.750%, 10/4/06 (c)	19,300,000
1,620,000	A-1+	West Cornwall Township Municipal Authority, PA, General
		Government Loan Program, FSA-Insured, SPA-Dexia Credit
		Local, 3.770%, 10/5/06 (c)	1,620,000

		Total Pennsylvania	481,715,376

Rhode Island — 0.3%
9,300,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue,
		Series A, MBIA-Insured, SPA-Dexia Credit Local,
		3.750%, 10/4/06 (c)	9,300,000
12,045,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue,
		Catholic Schools Program, Series A, LOC-Citizens Bank of
		Rhode Island, 3.740%, 10/4/06 (c)	12,045,000
1,155,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street
		Bank Trust & Co., 3.830%, 10/4/06 (c)	1,155,000

		Total Rhode Island	22,500,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	29

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

South Carolina — 1.8%
$10,000,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Capital
		Improvement, Series B, SPA-Wachovia Bank, 3.740%, 10/5/06 (c)	$10,000,000
45,400,000	MIG1(d)	Charleston County, SC, School District Development Corp., GO, TAN,
		4.250% due 4/13/07	45,534,918
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A,
		3.850%, 10/4/06 (b)(c)	4,000,000
13,500,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed
		11/03/03, LOC-SunTrust Bank, 3.750%, 10/5/06 (c)	13,500,000
15,750,000	A-1+	Piedmont Municipal Power Agency, SC, Electric Revenue, Series C,
		MBIA-Insured, LIQ-Credit Suisse First Boston, 3.750%, 10/4/06 (c)	15,750,000
10,000,000	VMIG1(d)	South Carolina Educational Facilities, Authority for Private
		Nonprofit Institutions, Presbyterian College Project,
		LOC-Wachovia Bank, 3.750%, 10/5/06 (c)	10,000,000
		South Carolina Jobs EDA:
5,500,000	VMIG1(d)	Christ Church Episcopal, LOC-Wachovia Bank,
		3.750%, 10/5/06 (c)	5,500,000
7,435,000	Aa2(d)	Greenville Baptist Project, LOC-Wachovia Bank,
		3.750%, 10/5/06 (c)	7,435,000
6,400,000	VMIG1(d)	Health Sciences Medical University, LOC-Wachovia Bank,
		3.750%, 10/5/06 (c)	6,400,000
3,300,000	Aa2(d)	Orders Realty Co. Inc. Project, LOC-Wachovia Bank,
		3.800%, 10/5/06 (b)(c)	3,300,000
6,310,000	VMIG1(d)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia
		Bank, 3.750%, 10/5/06 (c)	6,310,000
4,800,000	VMIG1(d)	University of South Carolina, School of Medicine, Education Trust
		Healthcare Facilities, LOC-Wachovia Bank, 3.750%, 10/5/06 (c)	4,800,000

		Total South Carolina	132,529,918

South Dakota — 0.1%
6,700,000	VMIG1(d)	South Dakota State, HEFA Revenue, Rapid City Regional Hospital,
		MBIA-Insured, SPA-U.S. Bank, 3.850%, 10/2/06 (c)	6,700,000

Tennessee — 3.5%
		Blount County, TN:
9,000,000	VMIG1(d)	HEFA Board Revenue, Asbury Centers Inc. Project, LOC-SunTrust
		Bank, 3.750%, 10/4/06 (c)	9,000,000
		Public Building Authority, Local Government Public Improvement:
2,500,000	VMIG1(d)	Series A-1G, AMBAC-Insured, LOC-KBC Bank & Landesbank
		Baden-Wuerttemberg, 3.800%, 10/2/06 (c)	2,500,000
6,600,000	VMIG1(d)	Series A-3A, AMBAC-Insured, SPA-Landesbank
		Baden-Wurttemberg, 3.800%, 10/2/06 (c)	6,600,000
9,400,000	VMIG1(d)	Chattanooga, TN, IDB Revenue, YMCA Metropolitan Chattanooga
		Project, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	9,400,000
		Clarksville, TN, PBA:
18,200,000	VMIG1(d)	LOC-SunTrust Bank, 3.750%, 10/5/06 (c)	18,200,000
55,000	VMIG1(d)	Tennessee Municipal Bond Fund, LOC-Bank of America,
		3.740%, 10/5/06 (c)	55,000

See Notes to Financial Statements.
30	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 3.5% (continued)
$4,400,000	VMIG1(d)	Covington, TN, IDR, Charms Co. Project, LOC-Bank of America,
		3.880%, 10/4/06 (b)(c)	$4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, University of the South Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	10,000,000
9,265,000	VMIG1(d)	Jackson, TN, Energy Authority, Water Systems Revenue, FSA-Insured,
		LIQ-SunTrust Bank, 3.740%, 10/4/06 (c)	9,265,000
7,900,000	VMIG1(d)	Jefferson County, TN, Health and Education Facilities, Carson
		Newman College, LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	7,900,000
3,020,000	VMIG1(d)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project,
		LOC-SunTrust Bank, 3.750%, 10/4/06 (c)	3,020,000
12,990,000	A-1	Memphis, TN, Center City Financing Corp., MFH, Series 1220,
		PART, SPA-Merrill Lynch Capital Services Inc., 3.790%, 10/5/06 (c)(e)	12,990,000
		Metropolitan Government Nashville & Davidson County, TN:
10,000,000	VMIG1(d)	GO, Munitop, Series 1999-1, PART, FGIC-Insured, SPA-LaSalle
		Bank, 3.770%, 10/5/06 (c)(e)	10,000,000
		Health & Educational Facilities Board, Revenue:
17,365,000	VMIG1(d)	Educational Facilities, Belmont University Project,
		LOC-SunTrust Bank, 3.740%, 10/4/06 (c)	17,365,000
10,000,000	VMIG1(d)	Housing, Hickory Creek Apartments Project, LOC-Fifth Third
		Bank, 3.740%, 10/6/06 (c)	10,000,000
9,815,000	A-1+	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	9,815,000
6,100,000	A-1+	IDB, Country Music Hall of Fame, LOC-Bank of America, 3.760%,
		10/5/06 (c)	6,100,000
13,000,000	NR	TECP, Vanderbilt University, Series 04A, 3.500% due 10/3/06	13,000,000
		Montgomery County, TN, Public Building Authority:
		Pooled Financing:
3,895,000	VMIG1(d)	Montgomery County Loan Pool, LOC-Bank of America,
		3.740%, 10/5/06 (c)	3,895,000
3,855,000	A-1+	Tennessee County Loan Pool, LOC-Bank of America,
		3.740%, 10/5/06 (c)	3,855,000
1,595,000	VMIG1(d)	Revenue, Tennessee County Loan Pool, LOC-Bank of America,
		3.740%, 10/5/06 (c)	1,595,000
		Sevier County, TN, Public Building Authority:
200,000	VMIG1(d)	Government Public Improvement IV-E-5, AMBAC-Insured,
		3.800%, 10/2/06 (c)	200,000
		Local Government Improvement:
2,690,000	VMIG1(d)	Series A-3, AMBAC-Insured, SPA-KBC Bank,
		3.760%, 10/5/06 (c)	2,690,000
5,480,000	VMIG1(d)	Series II-C-1, AMBAC-Insured, SPA-KBC Bank,
		3.760%, 10/5/06 (c)	5,480,000
3,155,000	VMIG1(d)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank,
		3.760%, 10/5/06 (c)	3,155,000
		Series II-E-1, AMBAC-Insured, LIQ-KBC Bank:
6,795,000	VMIG1(d)	3.760%, 10/5/06 (c)	6,795,000
2,800,000	VMIG1(d)	3.760%, 10/5/06 (c)	2,800,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	31

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 3.5% (continued)
$1,500,000	VMIG1(d)	Series III-A-3, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.760%, 10/5/06 (c)	$1,500,000
4,490,000	VMIG1(d)	Series III-B-2, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.760%, 10/5/06 (c)	4,490,000
4,530,000	VMIG1(d)	Series III-D-3, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.760%, 10/5/06 (c)	4,530,000
5,000,000	VMIG1(d)	Series III-E-2, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.760%, 10/5/06 (c)	5,000,000
3,200,000	VMIG1(d)	Series III-G-1, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.760%, 10/5/06 (c)	3,200,000
400,000	VMIG1(d)	Series IV-1, FSA-Insured, SPA-JPMorgan Chase,
		3.800%, 10/2/06 (c)	400,000
200,000	VMIG1(d)	Series IV-2, FSA-Insured, SPA-JPMorgan Chase,
		3.800%, 10/2/06 (c)	200,000
900,000	VMIG1(d)	Series IV-B-4, FSA-Insured, SPA-JPMorgan Chase,
		3.800%, 10/2/06 (c)	900,000
880,000	VMIG1(d)	Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase,
		3.800%, 10/2/06 (c)	880,000
1,600,000	VMIG1(d)	Series IV-H-2, AMBAC-Insured, SPA-JPMorgan Chase,
		3.800%, 10/2/06 (c)	1,600,000
1,500,000	VMIG1(d)	Series VI-C-5, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.800%, 10/2/06 (c)	1,500,000
2,175,000	VMIG1(d)	Series VI-D-4, AMBAC-Insured, SPA-Depfa Bank PLC,
		3.800%, 10/2/06 (c)	2,175,000
24,200,000	F-1+(a)	Sullivan County, TN, Health Educational & Housing Facilities Board,
		Refunding, Wellmont Health Systems Project, LOC-Bank of
		America, 3.750%, 10/5/06 (c)	24,200,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(d)	Series A, LOC-SunTrust Bank, 3.740%, 10/4/06 (c)	9,000,000
11,100,000	VMIG1(d)	Series B, LOC-SunTrust Bank, 3.740%, 10/4/06 (c)	11,100,000

		Total Tennessee	260,750,000

Texas — 20.3%
		Austin, TX:
		Utilities System Revenue:
12,470,000	A-1	Series 498, PART, FSA-Insured, LIQ-Morgan Stanley,
		3.780%, 10/5/06 (c)	12,470,000
		TECP, JPMorgan Chase, State Street Bank & Trust, and
		Bayerische Landesbank:
6,000,000	A-1+	3.530% due 10/3/06	6,000,000
926,000	A-1+	3.750% due 10/3/06	926,000
8,000,000	A-1+	3.500% due 11/1/06	8,000,000

See Notes to Financial Statements.
32	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 20.3% (continued)
		Water & Wastewater System Revenue:
$3,105,000	A-1+	FSA-Insured, SPA-Landesbank Baden-Wurttemberg,
		3.780%, 10/5/06 (c)	$3,105,000
9,935,000	VMIG1(d)	MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia
		Bank, 3.780%, 10/4/06 (c)	9,935,000
15,590,000	A-1	MSTC, Series 9009, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.790%, 10/4/06 (c)(e)	15,590,000
5,900,000	VMIG1(d)	PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN
		AMRO, 3.770%, 10/5/06 (c)(e)	5,900,000
		Bell County, TX, Health Facilities Development Corp. Revenue,
		Scott & White Memorial Hospital:
4,400,000	A-1+	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche
		Landesbank, 3.890%, 10/2/06 (c)	4,400,000
690,000	A-1+	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase,
		3.890%, 10/2/06 (c)	690,000
1,100,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase,
		3.890%, 10/2/06 (c)	1,100,000
7,100,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue,
		Refunding, BASF Corp. Project, 3.900%, 10/4/06 (c)	7,100,000
20,000,000	A-1+	Brazos River, TX, Harbor Navigation District, BASF Corp. Project,
		3.950%, 10/4/06 (b)(c)	20,000,000
18,865,000	A-1+	Capital Area Cultural Education Facilities Finance Corp. TX,
		Roman Catholic Diocese, LOC-Wachovia Bank,
		3.750%, 10/5/06 (c)	18,865,000
26,100,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America,
		3.740%, 10/5/06 (c)	26,100,000
13,000,000	NR	City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe,
		3.580% due 12/4/06	13,000,000
10,000,000	VMIG1(d)	Comal, TX, ISD, GO, Munitop, Series 1999-9, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.770%, 10/5/06 (c)(e)	10,000,000
3,100,000	VMIG1(d)	Crawford, TX, IDR, Franklin Industrials, LOC-SunTrust Bank,
		3.800%, 10/4/06 (b)(c)	3,100,000
		Dallas, TX, Area Rapid Transit:
5,100,000	A-1+	3.600% due 10/5/06	5,100,000
35,595,000	A-1+	3.600% due 11/2/06	35,595,000
8,400,000	A-1+	3.550% due 11/6/06	8,400,000
8,000,000	VMIG1(d)	Dallas, TX, Water & Sewer, Munitop, Series 1998-19, PART,
		FSA-Insured, SPA-ABN AMRO, 3.790%, 10/5/06 (c)	8,000,000
		Dallas-Fort Worth, TX, International Airport:
14,900,000	VMIG1(d)	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank,
		3.830%, 10/4/06 (b)(c)	14,900,000
6,900,000	A-1+	PART, MBIA-Insured, LIQ-Societe Generale,
		3.810%, 10/4/06 (b)(c)	6,900,000
6,000,000	A-1+	Duncanville, TX, ISD, GO, MSTC, Series SGA-149, PART,
		PSFG-Insured, LIQ-Societe Generale, 3.790%, 10/4/06 (c)	6,000,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	33

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 20.3% (continued)
		El Paso, TX, TECP:
$18,800,000	NR	Series A, 3.580% due 10/3/06	$18,800,000
		Series B, LIQ-Depfa Bank:
18,400,000	NR	3.500% due 11/7/06	18,400,000
9,775,000	NR	3.550% due 12/8/06	9,775,000
3,000,000	VMIG1(d)	Fort Bend, TX, ISD, GO, Munitop, Series 1999-6, PSFG-Insured,
		SPA-ABN AMRO, 3.770%, 10/5/06 (c)(e)	3,000,000
9,265,000	VMIG1(d)	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured,
		SPA-LaSalle Bank, 3.790%, 10/5/06 (c)	9,265,000
		Grand Prairie, TX:
300,000	A-1+	HFA, MFH, Lincoln Property Co., 3.800%, 10/4/06 (c)	300,000
19,990,000	VMIG1(d)	ISD, GO, Munitop, Series 2000-20, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.770%, 10/5/06 (c)	19,990,000
4,000,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project,
		3.600% due 12/1/06 (g)	4,000,000
		Gulf Coast Waste Disposal Authority, TX:
5,000,000	AA+	Amoco Oil Co. Project, Water Pollution Control contract Revenue,
		3.700% due 1/15/07 (g)	5,000,000
18,400,000	VMIG1(d)	BP Amoco Oil Co. Project, 3.600% due 10/1/06 (g)	18,400,000
		Harris County, TX:
		Flood Control District, TECP, LOC-Landesbank Hessen-Thuringen:
26,105,000	NR	3.530% due 11/6/06	26,105,000
4,070,000	NR	3.650% due 12/8/06	4,070,000
45,000,000	SP-1+	GO, TAN, 4.500% due 2/28/07	45,180,262
		Health Facilities Development Corp. Revenue:
47,200,000	A-1+	Refunding, Methodist Hospital Systems, Series A,
		3.890%, 10/2/06 (c)	47,200,000
5,800,000	A-1+	Special Facilities Revenue, Refunding, Texas Medical Center
		Projects, MBIA-Insured, SPA- JPMorgan Chase,
		3.890%, 10/2/06 (c)	5,800,000
5,625,000	A-1+	Special Facilities, Texas Medical Center Project:
		MBIA-Insured, SPA-JPMorgan Chase, 3.890%, 10/2/06 (c)	5,625,000
1,900,000	A-1+	Series B, FSA-Insured, SPA-JPMorgan Chase, 3.890%,
		10/2/06 (c)	1,900,000
11,800,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust,
		Bayerische Landesbank, Bank of America, JPMorgan Chase,
		3.890%, 10/2/06 (c)	11,800,000
5,000,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase,
		3.890%, 10/2/06 (c)	5,000,000
2,080,000	VMIG1(d)	Young Mens Christian Association, LOC-JPMorgan Chase,
		3.890%, 10/2/06 (c)	2,080,000

See Notes to Financial Statements.
34	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 20.3% (continued)
		Houston, TX:
		Airport Systems PART:
$4,685,000	VMIG1(d)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank,
		3.830%, 10/4/06 (b)(c)	$4,685,000
2,995,000	VMIG1(d)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley,
		3.780%, 10/5/06 (c)	2,995,000
		GO, TECP:
		Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen:
15,300,000	NR	3.500% due 10/12/06	15,300,000
3,500,000	NR	3.520% due 11/14/06	3,500,000
7,200,000	NR	3.580% due 12/7/06	7,200,000
19,900,000	NR	3.530% due 12/27/06	19,900,000
		Series D, LIQ-Depfa Bank PLC:
7,000,000	NR	3.550% due 10/16/06	7,000,000
10,000,000	NR	3.500% due 11/14/06	10,000,000
10,000,000	NR	3.600% due 12/4/06	10,000,000
16,250,000	NR	3.580% due 12/7/06	16,250,000
12,075,000	NR	Series E, LIQ-Bank of America, 3.550% due 11/9/06	12,075,000
		Higher Education Finance Corp.:
22,000,000	A-1+	Higher Education Revenue, Refunding, William Marsh Rice
		University Project, Series B, SPA-JPMorgan Chase,
		3.800%, 10/4/06 (c)	22,000,000
		Rice University TECP, Series A:
18,000,000	NR	3.500% due 10/10/06	18,000,000
5,500,000	NR	3.540% due 11/2/06	5,500,000
		ISD, GO:
1,500,000	VMIG1(d)	Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO,
		3.790%, 10/5/06 (c)(e)	1,500,000
7,320,000	A-1	PART, Series-PA-466, PSFG, LIQ-Merrill Lynch,
		3.780%, 10/5/06 (c)	7,320,000
6,000,000	A-1+	Sports Authority Special Revenue, Series C, MBIA-Insured,
		SPA-JPMorgan Chase, 3.800%, 10/5/06 (c)	6,000,000
		TECP, Series A:
12,500,000	NR	3.560% due 12/4/06	12,500,000
8,000,000	NR	3.550% due 12/6/06	8,000,000
3,500,000	NR	3.650% due 12/6/06	3,500,000
33,000,000	SP-1+	TRAN, 4.500% due 6/29/07	33,189,102
45,000,000	NR	Utility System Revenue, 3.500% due 11/8/06	45,000,000
6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 3.850%, 10/4/06 (b)(c)	6,300,000
12,100,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.740%, 10/5/06 (c)	12,100,000
10,290,000	VMIG1(d)	Lewisville, TX, ISD, Munitops, GO, Series 2001-9, PART,
		PSFG-Insured, SPA-ABN AMRO, 3.790%, 10/5/06 (c)(e)	10,290,000
6,005,000	VMIG1(d)	North Harris, TX, Montgomery Community College, FGIC-Insured,
		SPA-Westdeutsche Landesbank, 3.740%, 10/5/06 (c)	6,005,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	35

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 20.3% (continued)
$17,000,000	VMIG1(d)	North Texas Higher Education Authority, Student Loan, Series B,
		LOC-Bank of America & Dexia Credit Local,
		3.800%, 10/4/06 (b)(c)	$17,000,000
		North Texas Tollway Authority, Dallas North Thruway Systems
		Authority:
		Series B, FSA-Insured, SPA-Lloyds Bank PLC:
8,000,000	A-1+	3.770%, 10/4/06 (c)	8,000,000
3,300,000	A-1+	3.770%, 10/4/06 (c)	3,300,000
41,670,000	A-1+	Series C, FGIC-Insured, SPA-Depfa Bank PLC,
		3.770%, 10/4/06 (c)	41,670,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue,
		Series A, LOC-Lloyds Bank PLC, 3.800%, 10/4/06 (b)(c)	10,000,000
		Pasadena, TX, ISD, GO:
14,400,000	VMIG1(d)	PSFG, Series A, SPA-Bank of America, 3.740%, 10/5/06 (c)	14,400,000
24,670,000	VMIG1(d)	Series B, FSA-Insured, LIQ-Bank of America, 3.740%, 10/5/06 (c)	24,670,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A,
		3.950%, 10/4/06 (b)(c)	15,000,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG,
		LIQ-Societe Generale, 3.790%, 10/4/06 (c)	11,215,000
		San Antonio, TX:
24,777,000	VMIG1(d)	Electric & Gas Munitops, Series 1998-22, PART, MBIA-Insured,
		SPA-ABN AMRO, 3.790%, 10/5/06 (c)	24,777,000
		Electric & Gas TECP, Series A, LIN-Bank of America, State
		Street Bank Trust & Co.:
22,300,000	A-1+	3.450% due 10/17/06	22,300,000
21,900,000	A-1+	3.510% due 11/8/06	21,900,000
		Water Systems, Series A, TECP, LIQ-Bank of America:
8,125,000	A-1+	3.480% due 10/11/06	8,125,000
11,200,000	A-1+	3.450% due 10/16/06	11,200,000
8,465,000	A-1	Shelby County, TN, Health Education & Housing Facilities Board,
		Methodist Healthcare, MSTC, Series 1998-36, Class A, PART,
		MBIA-Insured, LIQ-Bear Stearns, 3.790%, 10/4/06 (c)(e)	8,465,000
5,150,000	VMIG1(d)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments,
		LOC-General Electric, 3.790%, 10/5/06 (b)(c)	5,150,000
15,700,000	A-1+	Spring Branch, TX, ISD, GO, Ltd. Tax Schoolhouse, PSFG-Insured,
		SPA-Bank of America, 3.760%, 10/5/06 (c)	15,700,000
4,030,000	Aa2(d)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project,
		LOC-U.S. Bank, 3.850%, 10/5/06 (b)(c)	4,030,000
10,000,000	F-1+(a)	Tarrant County, TX, Cultural Education Facilities Finance Corp.
		Retirement Facility, Refunding, Northwest Senior Edgemere
		Project, Series B, LOC-Lasalle Bank NA, 3.750%, 10/5/06 (c)	10,000,000
		Texas State Department of Housing & Community Affairs:
10,865,000	A-1+	MFH, NHP Foundation, FHLMC, 3.800%, 10/4/06 (c)	10,865,000
13,900,000	A-1+	Single Family Revenue, Refunding, Series B, FSA-Insured,
		SPA-Depfa Bank PLC, 3.800%, 10/4/06 (b)(c)	13,900,000

See Notes to Financial Statements.
36	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 20.3% (continued)
		Texas State, GO:
		Veterans Housing Assistance:
$2,675,000	A-1+	Land Series A, SPA-Depfa Bank PLC, 3.800%, 10/4/06 (b)(c)	$2,675,000
20,810,000	A-1+	Series II-A, LIQ-Dexia Credit Local, 3.760%, 10/4/06 (c)	20,810,000
9,740,000	A-1+	Series II-B, SPA-Depfa Bank PLC, 3.800%, 10/4/06 (b)(c)	9,740,000
25,000,000	A-1+	Series II-C-2, SPA-Depfa Bank PLC, 3.800%, 10/4/06 (b)(c)	25,000,000
17,725,000	A-1+	Series IIB, SPA-Landesbank Hessen-Thuringen,
		3.800%, 10/4/06 (b)(c)	17,725,000
5,185,000	A-1+	Veterans Land, SPA-Depfa Bank PLC, 3.790%, 10/4/06 (b)(c)	5,185,000
		Texas State, PFA:
		TECP:
		Series 2002A:
13,000,000	A-1+	3.500% due 10/13/06	13,000,000
25,285,000	A-1+	3.550% due 11/13/06	25,285,000
10,000,000	NR	Series 2003-B, 3.650% due 10/2/06	10,000,000
		Unemployment, Series C-4:
9,000,000	A-1+	3.660% due 10/2/06	9,000,000
7,750,000	A-1+	3.620% due 10/16/06	7,750,000
95,600,000	SP-1+	Texas State, TRAN, 4.500% due 8/31/07	96,399,909
8,435,000	A-1+	Texas Technical University Revenue Financing System, TECP,
		Series A, 3.510% due 11/9/06	8,435,000
7,580,000	VMIG1(d)	Travis County, TX, HFC, MFH, Tanglewood Apartments, LOC-FNMA,
		3.750%, 10/4/06 (c)	7,580,000
12,150,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue,
		Mother Frances Hospital, Series B, LOC-Bank of America,
		3.740%, 10/5/06 (c)	12,150,000
		University of Texas, Systems Revenue:
14,000,000	A-1+	3.520% due 10/2/06	14,000,000
16,684,000	A-1+	3.500% due 10/3/06	16,684,000
9,158,000	A-1+	3.600% due 10/3/06	9,158,000
25,000,000	A-1+	3.660% due 10/5/06	25,000,000
15,000,000	A-1+	3.650% due 11/6/06	15,000,000
9,500,000	A-1+	3.550% due 11/9/06	9,500,000
8,210,000	VMIG1(d)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal
		School, LOC-JPMorgan Chase, 3.830%, 10/5/06 (c)	8,210,000
5,245,000	A-1+	West Harris County, TX, Regional Water Authority, Series SGA-148,
		PART, MBIA-Insured, LIQ-Societe Generale, 3.790%, 10/4/06 (c)	5,245,000

		Total Texas	1,494,174,273

Utah — 1.7%
		Intermountain Power Agency Utilities, TECP, Series 2009E,
		AMBAC-Insured, SPA-JPMorgan Chase:
5,900,000	A-1+	3.500% due 10/6/06	5,900,000
3,000,000	A-1+	3.570% due 10/6/06	3,000,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	37

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Utah — 1.7% (continued)
		Murray City, UT, Hospital Revenue IHC Health Services Inc.:
$21,700,000	A-1+	Series A, 3.780%, 10/5/06 (c)	$21,700,000
28,500,000	A-1+	Series B, 3.780%, 10/5/06 (c)	28,500,000
		Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.800%, 10/5/06 (c)	3,000,000
59,500,000	A-1+	Series C, SPA-Westdeutsche Landesbank, 3.740%, 10/5/06 (c)	59,500,000

		Total Utah	121,600,000

Virginia — 0.4%
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue,
		Chesapeake General Hospital, Series A, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	3,900,000
3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
		3.790%, 10/5/06 (b)(c)	3,000,000
1,400,000	Aa2(d)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, LOC-Wachovia
		Bank, 3.850%, 10/5/06 (b)(c)	1,400,000
6,675,000	VMIG1(d)	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
		3.750%, 10/4/06 (c)	6,675,000
3,065,000	VMIG1(d)	University of Virginia, University Revenue, Series 856 PART,
		LIQ-Morgan Stanley, 3.780%, 10/5/06 (c)	3,065,000
4,000,000	VMIG1(d)	Virginia Beach, VA, Development Authority, IMS Gear Project,
		LOC-Wachovia Bank, 3.800%, 10/5/06 (b)(c)	4,000,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, PART, MBIA-Insured,
		LIQ-Societe Generale, 3.810%, 10/5/06 (c)	2,400,000
1,780,000	Aa2(d)	Virginia Small Business Finance Authority, Ennstone Inc. Project,
		LOC-Wachovia Bank, 3.800%, 10/5/06 (b)(c)	1,780,000

		Total Virginia	26,220,000

Washington — 1.6%
		Everett, WA, IDC:
2,950,000	A-1+	Elizabeth A. Lynn Trust Project, LOC-U.S. Bank,
		3.850%, 10/5/06 (b)(c)	2,950,000
3,200,000	A-1+	Kimberly-Clark Corp. Project, 3.800%, 10/4/06 (c)	3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project,
		LOC-Bank of America, 3.790%, 10/5/06 (b)(c)	5,680,000
2,040,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
		3.850%, 10/5/06 (b)(c)	2,040,000
		Washington State, GO:
14,265,000	A-1	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns,
		3.790%, 10/4/06 (c)(e)	14,265,000
14,155,000	VMIG1(d)	Series 2001-6, PART, MBIA-Insured, SPA-LaSalle Bank,
		3.790%, 10/5/06 (c)	14,155,000
5,500,000	A-1+	Washington State EDA, Solid Waste Disposal Revenue, Waste
		Management Project, Series C, LOC-Bank of America,
		3.810%, 10/4/06 (b)(c)	5,500,000

See Notes to Financial Statements.
38	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Washington — 1.6% (continued)
		Washington State Health Care Facilities Authority Revenue:
$17,400,000	A-1+	Catholic Health, Series B, SPA-JPMorgan Chase,
		3.780%, 10/4/06 (c)	$17,400,000
4,010,000	A-1+	Empire Health Services, LOC-U.S. Bank N.A.,
		3.750%, 10/4/06 (c)	4,010,000
		Washington State HFC:
		MFH, Revenue:
5,165,000	VMIG1(d)	Olympic Heights Apartments, LOC-FNMA,
		3.750%, 10/5/06 (c)	5,165,000
2,880,000	VMIG1(d)	Valley View Apartments Project, LIQ-FNMA,
		3.750%, 10/5/06 (c)	2,880,000
7,500,000	VMIG1(d)	Vintage Mountain Vernon Project, Series A, LIQ-FNMA,
		3.800%, 10/5/06 (b)(c)	7,500,000
100,000	VMIG1(d)	Nonprofit Housing Revenue, Rockwood Retirement Program,
		Series A, LOC-Wells Fargo Bank NA, 3.880%, 10/2/06 (c)	100,000
10,000,000	VMIG1(d)	Single Family Program, Series VR-2A, GNMA/FNMA/
		FHLMC-Insured, LIQ-State Street Bank Trust & Co.,
		3.800%, 10/5/06 (b)(c)	10,000,000
		Washington State, HFA, MFH:
3,400,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank,
		3.900%, 10/2/06 (b)(c)	3,400,000
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, LOC-U.S. Bank,
		3.900%, 10/2/06 (b)(c)	1,000,000
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank,
		3.900%, 10/2/06 (b)(c)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank,
		3.900%, 10/2/06 (b)(c)	3,550,000
		Yakima County, WA, Public Corp.:
4,000,000	P-1(d)	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank,
		3.930%, 10/4/06 (b)(c)	4,000,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America,
		3.920%, 10/4/06 (b)(c)	2,000,000

		Total Washington	116,600,000

West Virginia — 0.0%
1,000,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities, Granttown
		Project, Series D, LOC-Royal Bank of Scotland,
		3.820%, 10/4/06 (b)(c)	1,000,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp.,
		LOC-Wachovia Bank, 3.900%, 10/5/06 (b)(c)	1,730,000

		Total West Virginia	2,730,000

See Notes to Financial Statements.
Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	39

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Wisconsin — 2.2%
$8,000,000	A-1+	Oneida Tribe of Indians, HFA, LOC-Bank of America,
		3.740%, 10/5/06 (c)	$8,000,000
10,850,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue,
		MBIA-Insured, LIQ-U.S. Bank, 3.770%, 10/4/06 (c)	10,850,000
		Wisconsin Center District, WI, Tax Revenue:
14,455,000	AAA	MSTC, Series 1999-70, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.790%, 10/4/06 (c)(e)	14,455,000
7,000,000	VMIG1(d)	Series A, LOC-U.S. Bank, 3.770%, 10/4/06 (c)	7,000,000
		Wisconsin HEFA:
19,665,000	A-1	AMBAC-Insured, SPA-Morgan Stanley, 3.700%, 10/5/06 (c)	19,665,000
19,365,000	A-1	Froedtert and Community Health, Series C, AMBAC-Insured,
		SPA-Morgan Stanley, 3.700%, 10/5/06 (c)	19,365,000
		Wisconsin Housing & EDA Home Ownership Revenue:
4,095,000	A-1+	Series B, SPA-State Street Bank Trust & Co.,
		3.800%, 10/4/06 (b)(c)	4,095,000
8,350,000	A-1+	Series C, SPA-FHLB, 3.770%, 10/4/06 (c)	8,350,000
8,000,000	A-1+	Series E, SPA-FHLB, 3.800%, 10/4/06 (b)(c)	8,000,000
20,465,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local,
		3.800%, 10/4/06 (b)(c)	20,465,000
15,000,000	NR	Wisconsin State, 3.580% due 10/23/06	15,000,000
13,510,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.500% due 10/3/06	13,510,000
		Wisconsin State HEFA Revenue:
3,630,000	VMIG1(d)	Amery Regional Medical Center Inc., Series A, LOC-Fifth Third
		Bank, 3.800%, 10/4/06 (c)	3,630,000
		Gundersen Lutheran:
5,000,000	A-1+	Series A, FSA-Insured, SPA-Dexia Public Finance Bank,
		3.850%, 10/2/06 (c)	5,000,000
2,000,000	A-1+	Series B, FSA-Insured, 3.850%, 10/2/06 (c)	2,000,000

		Total Wisconsin	159,385,000

		TOTAL INVESTMENTS — 100.6% (Cost — $7,400,908,456#)	7,400,908,456
		Liabilities in Excess of Other Assets — (0.6)%	(44,320,114)

		TOTAL NET ASSETS — 100.0%	$7,356,588,342

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Fitch Ratings Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(d)	Rating by Moody's Investors Service.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(h)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Notes to Financial Statements.
40	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Schedule of Investments (September 30, 2006) (unaudited) (continued)

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CDA	— Community Development Authority
CDS	— Central School Distict
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
IFC	— Industrial Finance Corporation
ISD	— Independent School District
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Receipts
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PBA	— Public Building Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Bond Loan Fund
RAN	— Revenue Anticipation Notes
SFH	— Single Family Housing
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	41

Summary of Investments by Industry* (unaudited)
Hospitals	19.6%
Education	14.2
General Obligation	13.3
Transportation	10.0
Miscellaneous	7.4
Water and Sewer	5.9
Industrial Development	5.7
Housing: Multi-Family	4.2
Public Facilities	4.1
Utilities	4.0
Finance	3.5
Housing: Single-Family	3.2
Other	4.9
100.0%
*	As percentage of total investments. Please note that Fund holdings are as of September 30, 2006 and are subject to change.

See Notes to Financial Statements.

42	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—

Fitch Ratings Service (“Fitch”) highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	43

Statement of Assets and Liabilities (September 30, 2006) (unaudited)
ASSETS:
Investments, at value (Cost — $7,400,908,456)	$7,400,908,456
Receivable for Fund shares sold	118,981,377
Interest receivable	35,639,735
Receivable for securities sold	22,411,270
Prepaid expenses	416,608
Other Assets	125,565
Total Assets	7,578,483,011
LIABILITIES:
Payable for Fund shares repurchased	130,057,034
Payable for securities purchased	88,367,213
Investment management fee payable	2,490,169
Distribution fees payable	204,047
Distributions payable	195,062
Deferred compensation payable	125,565
Due to custodian	113,313
Directors’ fees payable	35,907
Accrued expenses	306,359
Total Liabilities	221,894,669
Total Net Assets	$7,356,588,342
NET ASSETS:
Par value (Note 3)	$73,555,477
Paid-in capital in excess of par value	7,282,341,487
Undistributed net investment income	144,464
Accumulated net realized gain on investments	546,914
Total Net Assets	$7,356,588,342
Shares Outstanding:
Class A	7,355,547,715
Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

44	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2006) (unaudited)
INVESTMENT INCOME:
Interest	$132,238,628
EXPENSES:
Investment management fee (Note 2)	15,025,554
Distribution fees (Note 2)	3,739,417
Transfer agent fees	240,436
Registration fees	174,541
Directors’ fees	65,922
Shareholder reports	65,658
Insurance	62,182
Legal fees	26,905
Custody fees	21,780
Audit and tax	21,244
Miscellaneous expenses	84,449
Total Expenses	19,528,088
Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(367,816)
Net Expenses	19,160,272
Net Investment Income	113,078,356
Net Realized Gain on Investments	228,592
Increase in Net Assets From Operations	$113,306,948

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	45

Statements of Changes in Net Assets
For the six months ended September 30, 2006 (unaudited) and the year ended March 31, 2006

	September 30	March 31

OPERATIONS:
Net investment income	$113,078,356	$151,058,081
Net realized gain	228,592	353,476
Increase in Net Assets From Operations	113,306,948	151,411,557
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(113,078,356)	(151,057,731)
Decrease in Net Assets From Distributions to Shareholders	(113,078,356)	(151,057,731)
FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	18,672,089,737	35,124,308,961
Reinvestment of distributions	109,960,983	151,332,726
Cost of shares repurchased	(18,899,392,162)	(34,882,498,216)
Increase (Decrease) in Net Assets From Fund Share Transactions	(117,341,442)	393,143,471
Increase (Decrease) in Net Assets	(117,112,850)	393,497,297
NET ASSETS:
Beginning of period	7,473,701,192	7,080,203,895
End of period*	$7,356,588,342	$7,473,701,192
* Includes undistributed net investment income of:	$144,464	$144,464

See Notes to Financial Statements.

46	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2006 (1)		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Operations:
Net investment income	0.015		0.022	0.009	0.005	0.009	0.018
Net realized gain	0.000	(2)	0.000 (2)	0.000 (2)	0.000 (2)	0.000 (2)	0.000 (2)
Total Income From Operations	0.015		0.022	0.009	0.005	0.009	0.018
Less Distributions From:
Net investment income	(0.015)		(0.022)	(0.009)	(0.005)	(0.009)	(0.018)
Net realized gain	—		—	0.000 (2)	0.000 (2)	0.000 (2)	0.000 (2)
Total Distributions	(0.015)		(0.022)	(0.009)	(0.005)	(0.009)	(0.018)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return(3)	1.53%		2.19%	0.90%	0.48%	0.85%	1.84%
Net Assets, End of Period (millions)	$7,357		$7,474	$7,080	$7,287	$7,813	$8,443
Ratios to Average Net Assets:
Gross expenses	0.52	%(4)	0.55%	0.57%	0.58%	0.60%	0.61%
Net expenses(5)	0.51	(4)(6)	0.55 (6)	0.56 (6)	0.58	0.60	0.61
Net investment income	3.02	(4)	2.17	0.90	0.47	0.84	1.82

(1)	For the six months ended September 30, 2006 (unaudited).
(2)	Amount represents less than $0.001.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets may not exceed 0.70%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	47

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(e) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

48	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

For a portion of the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Fund. Under the investment management agreement, the Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Fund’s investment manager and Western Asset Management Company (“Western Asset”) became the Fund’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund. The Fund’s investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee that it receives from the Fund.

During the six months ended September 30, 2006, the Fund’s Class A shares had a voluntary expense limitation in place of 0.70%.

During the six months ended September 30, 2006, SBFM and LMPFA waived a portion of their fee in the amount of $367,816.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Fund.

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. For the six months ended September 30, 2006, total distribution fees, which are accrued daily and paid monthly, were $3,739,417.

The Fund has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of the directors’ fees earned until a later date specified by the Directors. The deferred fees earn a return based on notional investments selected by the Directors. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Directors’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	49

Notes to Financial Statements (unaudited) (continued)

from the Fund’s general assets. Effective January 1, 2006, the Board of Directors, voted to discontinue offering the plan to its members. This change will have no effect on fees previously deferred.

As of September 30, 2006, the Fund had accrued $125,565 as deferred compensation payable.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3. Capital Shares

At September 30, 2006, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Class A shares can be purchased directly by investors.

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2006	Year Ended March 31, 2006

Class A
Shares sold	18,672,089,737	35,124,308,961
Shares issued on reinvestment	109,960,983	151,332,726
Shares repurchased	(18,899,392,162)	(34,882,498,216)
Net Increase (Decrease)	(117,341,442)	393,143,471

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which

50	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrong-doing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	51

Notes to Financial Statements (unaudited) (continued)

5. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 4. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently-filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and it’s affiliates to continue to render services to the Funds under their respective contracts.

*     *     *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice,

52	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

6. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

7. Additional Shareholder Information

The Fund’s Board also approved a number of initiatives designed to streamline and restructure the fund complex, and authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, Fund shareholders will be asked to elect a new Board, approve matters that will result in the Fund being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Fund as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders also have been asked to approve investment matters, including standardized fundamental investment policies.

Proxy materials describing these matters were sent to shareholders. If shareholder approval is obtained, these matters generally are expected to be implemented during the first quarter of 2007.

Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report	53

Notes to Financial Statements (unaudited) (continued)

8. Recent Accounting Pronouncement

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*     *     *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

54	Smith Barney Municipal Money Market Fund, Inc. 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 22, 2006, the Fund’s Board, including a majority of the Board Members who are not “interested persons” of the Fund or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between the Fund and the Manager. The Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced the Fund’s prior management agreement with Smith Barney Fund Management, LLC and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

The Board noted that the Manager will provide administrative and certain oversight services to the Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of the Fund. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Fund. The Board Members noted that the portfolio management team was expected to be the same as then managing the Fund.

The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board Members’ knowledge and familiarity gained as Fund Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board Members also received and considered performance information for the Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the methodology Lipper used to determine the similarity of the Fund to the funds included

Smith Barney Municipal Money Market Fund, Inc.	55

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Fund’s performance against, among other things, its benchmark. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Fund, under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board Members reviewed and considered the management fee that would be payable by the Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing the Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board Members noted that the Manager, and not the Fund, will pay the subadvisory fee to the Subadviser. The Board Members determined that the Fund’s management fee and the Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to the Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

56	Smith Barney Municipal Money Market Fund, Inc.

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

The Board Members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of the Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of the New Management Agreement and the New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

Smith Barney Municipal Money Market Fund, Inc.	57

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Smith Barney Municipal Money Market Fund, Inc.
DIRECTORS Lee Abraham Jane F. Dasher Donald R. Foley R. Jay Gerken, CFA Chairman Richard E. Hanson, Jr. Paul Hardin Roderick C. Rasmussen John P. Toolan

INVESTMENT MANAGER
Legg Mason Partners Fund
    Advisor, LLC

SUBADVISER
Western Asset Management
    Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and
    Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581

INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

Smith Barney Municipal
Money Market Fund, Inc.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. and is not for use by the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

FD0282 11/06                 SR06-176

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

Exhibit 99.CODE ETH

(a)(2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: December 8, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: December 8, 2006

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of Smith Barney Municipal Money Market Fund, Inc.

Date: December 8, 2006